NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 17, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)
	Statement of Operations	August 1, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	August 1, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
1,020,386 shares (cost $25,038,842)	$24,642,327
VPS Growth and Income Portfolio - Class A (ALVGIA)
76,141 shares (cost $2,078,103)	2,539,295
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
147,527 shares (cost $2,953,444)	3,198,387
VP Income & Growth Fund - Class I (ACVIG)
204,334 shares (cost $1,773,485)	2,188,422
VP Inflation Protection Fund - Class II (ACVIP2)
127,354 shares (cost $1,377,028)	1,300,286
VP International Fund - Class I (ACVI)
25,668 shares (cost $241,385)	312,635
VP Mid Cap Value Fund - Class I (ACVMV1)
76,191 shares (cost $1,431,277)	1,733,338
VP Ultra(R) Fund - Class I (ACVU1)
5,449 shares (cost $83,589)	105,378
Global Allocation V.I. Fund - Class II (MLVGA2)
84,608 shares (cost $1,388,263)	1,456,100
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
597,756 shares (cost $9,342,079)	12,026,859
Stock Index Fund, Inc. - Initial Shares (DSIF)
207,540 shares (cost $7,803,593)	11,099,226
Appreciation Portfolio - Initial Shares (DCAP)
68,477 shares (cost $2,793,755)	3,061,599
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
16,650 shares (cost $765,131)	1,014,299
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
12,761 shares (cost $72,257)	66,998
Quality Bond Fund II - Primary Shares (FQB)
203,248 shares (cost $2,293,155)	2,245,887
Equity-Income Portfolio - Initial Class (FEIP)
3,717,503 shares (cost $72,880,897)	88,811,140
High Income Portfolio - Initial Class (FHIP)
1,838,110 shares (cost $9,892,410)	10,017,697
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,842,278 shares (cost $26,748,762)	28,057,893
VIP Energy Portfolio - Service Class 2 (FNRS2)
70,346 shares (cost $1,402,008)	1,389,328
VIP Equity-Income Portfolio - Service Class (FEIS)
264,914 shares (cost $5,465,654)	6,296,994
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
8,937 shares (cost $107,692)	119,850
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
154,008 shares (cost $1,786,434)	2,154,574
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
187,332 shares (cost $2,160,793)	2,742,535
VIP Growth Portfolio - Initial Class (FGP)
1,951,038 shares (cost $81,142,576)	144,474,367
VIP Growth Portfolio - Service Class (FGS)
56,520 shares (cost $2,452,529)	4,168,948
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,793,116 shares (cost $23,113,751)	22,951,880
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
133,379 shares (cost $1,702,605)	1,688,581
VIP Mid Cap Portfolio - Service Class (FMCS)
291,138 shares (cost $9,464,529)	11,237,921
VIP Overseas Portfolio - Initial Class (FOP)
1,389,175 shares (cost $27,830,201)	31,770,423
VIP Overseas Portfolio - Service Class (FOS)

163,380 shares (cost $3,279,932)	$3,720,161
VIP Value Strategies Portfolio - Service Class (FVSS)
156,589 shares (cost $1,939,633)	2,228,265
Rising Dividends Securities Fund - Class 1 (FTVRDI)
250,961 shares (cost $6,306,736)	7,330,563
Small Cap Value Securities Fund - Class 1 (FTVSVI)
287,275 shares (cost $5,305,161)	5,869,019
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
136,744 shares (cost $1,197,545)	1,398,887
Templeton Foreign Securities Fund - Class 1 (TIF)
72,077 shares (cost $1,110,749)	1,138,815
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
77,456 shares (cost $1,385,900)	1,278,796
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,587 shares (cost $59,578)	63,461
VI American Franchise Fund - Series I Shares (ACEG)
6,900 shares (cost $366,937)	434,517
VI Value Opportunities Fund - Series I Shares (AVBVI)
40,197 shares (cost $272,578)	304,691
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
362,104 shares (cost $1,658,500)	2,035,023
Balanced Portfolio: Service Shares (JABS)
73,144 shares (cost $2,299,206)	2,712,909
Forty Portfolio: Service Shares (JACAS)
151,985 shares (cost $5,306,344)	5,751,109
Global Technology Portfolio: Service Shares (JAGTS)
200,431 shares (cost $1,719,911)	2,316,979
Overseas Portfolio: Service Shares (JAIGS)
110,577 shares (cost $3,600,401)	3,399,139
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
132,115 shares (cost $2,263,796)	2,457,337
Value Series - Initial Class (MVFIC)
164,241 shares (cost $2,837,812)	3,435,911
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
62,780 shares (cost $1,444,569)	1,745,276
Core Plus Fixed Income Portfolio - Class I (MSVFI)
85,763 shares (cost $909,817)	941,675
Emerging Markets Debt Portfolio - Class I (MSEM)
20,476 shares (cost $173,441)	165,449
U.S. Real Estate Portfolio - Class I (MSVRE)
28,343 shares (cost $555,785)	615,621
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
385,195 shares (cost $6,172,904)	6,478,975
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
44,537 shares (cost $1,077,236)	1,181,128
American Funds NVIT Bond Fund - Class II (GVABD2)
11,882 shares (cost $136,846)	136,647
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
57,727 shares (cost $1,518,488)	1,829,958
American Funds NVIT Growth Fund - Class II (GVAGR2)
15,372 shares (cost $1,104,088)	1,349,352
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,598 shares (cost $734,692)	817,048
Federated NVIT High Income Bond Fund - Class I (HIBF)
223,592 shares (cost $1,503,727)	1,473,474
NVIT Emerging Markets Fund - Class I (GEM)
257,507 shares (cost $2,909,441)	3,522,694
NVIT International Equity Fund - Class I (GIG)
13,473 shares (cost $140,168)	159,118
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
31,401 shares (cost $282,378)	367,701
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,375,829 shares (cost $12,899,833)	16,248,535
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

13,545 shares (cost $168,124)	$190,708
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
48,765 shares (cost $490,213)	499,351
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
1,530 shares (cost $17,216)	17,409
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
3,981 shares (cost $43,729)	43,866
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
887 shares (cost $9,319)	9,015
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
33,354 shares (cost $376,813)	369,229
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
20,733 shares (cost $209,721)	203,598
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
361 shares (cost $3,933)	3,931
NVIT Core Bond Fund - Class I (NVCBD1)
23,306 shares (cost $254,355)	251,709
NVIT Core Plus Bond Fund - Class I (NVLCP1)
695 shares (cost $7,902)	7,826
NVIT Nationwide Fund - Class IV (TRF4)
6,223,944 shares (cost $63,725,514)	118,877,331
NVIT Government Bond Fund - Class I (GBF)
45,390 shares (cost $498,665)	486,129
NVIT Government Bond Fund - Class IV (GBF4)
1,083,608 shares (cost $12,262,485)	11,594,607
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
425,485 shares (cost $4,765,790)	5,786,599
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,305 shares (cost $20,079)	21,021
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
748 shares (cost $12,437)	13,895
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
113,511 shares (cost $1,180,951)	1,144,188
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,047,642 shares (cost $33,282,624)	39,680,295
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,578,063 shares (cost $18,666,548)	22,266,472
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
264,963 shares (cost $2,961,782)	3,012,632
NVIT Mid Cap Index Fund - Class I (MCIF)
210,252 shares (cost $4,597,609)	5,470,745
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
115,288 shares (cost $1,335,869)	1,386,920
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
1,298,476 shares (cost $14,162,481)	14,984,411
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
706,810 shares (cost $7,253,601)	8,163,651
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
348,263 shares (cost $3,990,077)	4,739,858
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
294,118 shares (cost $3,132,435)	3,194,117
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,460,425 shares (cost $46,036,320)	54,863,229
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
446,054 shares (cost $4,894,517)	5,062,709
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
110,752 shares (cost $2,050,161)	2,138,620
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,330,626 shares (cost $15,650,383)	20,411,798
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
824,023 shares (cost $15,373,871)	18,639,398
NVIT Multi-Sector Bond Fund - Class I (MSBF)
148,413 shares (cost $1,382,927)	1,374,300
NVIT S&P 500 Index Fund - Class IV (GVEX4)

8,805,953 shares (cost $89,480,655)	$154,720,587
NVIT Short Term Bond Fund - Class II (NVSTB2)
75,621 shares (cost $785,601)	773,600
NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,577,526 shares (cost $114,641,486)	129,445,705
Templeton NVIT International Value Fund - Class III (NVTIV3)
24,976 shares (cost $306,685)	319,196
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
829,152 shares (cost $9,314,727)	16,674,253
NVIT Real Estate Fund - Class I (NVRE1)
634,133 shares (cost $4,783,236)	4,096,497
NVIT Money Market Fund - Class IV (SAM4)
24,637,024 shares (cost $24,637,024)	24,637,024
Short Duration Bond Portfolio - I Class Shares (AMTB)
625,495 shares (cost $6,801,494)	6,542,676
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
6,428 shares (cost $144,733)	178,627
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
23,685 shares (cost $524,627)	610,363
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
175,142 shares (cost $2,124,781)	2,926,624
Socially Responsive Portfolio - I Class Shares (AMSRS)
33,444 shares (cost $560,757)	856,509
Global Securities Fund/VA - Non-Service Shares (OVGS)
262,932 shares (cost $10,416,552)	12,468,250
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
108,106 shares (cost $3,074,984)	3,486,410
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
77,760 shares (cost $1,899,544)	2,005,431
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
96,971 shares (cost $509,886)	497,462
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
9,920 shares (cost $108,452)	105,852
Low Duration Portfolio - Administrative Class (PMVLDA)
61,495 shares (cost $635,199)	629,707
Total Return Portfolio - Administrative Class (PMVTRA)
63,428 shares (cost $696,564)	693,907
VT Equity Income Fund: Class IB (PVEIB)
15,212 shares (cost $362,585)	406,001
VT Growth Opportunities Fund: Class IB (PVGOB)
42,195 shares (cost $325,821)	420,688
VT International Equity Fund: Class IB (PVTIGB)
5,844 shares (cost $78,380)	89,119
Health Sciences Portfolio - II (TRHS2)
71,686 shares (cost $2,763,582)	2,919,791
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
404,885 shares (cost $4,060,978)	3,603,479
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,416,465 shares (cost $17,554,851)	22,139,342
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
242,204 shares (cost $6,757,110)	5,747,509
Variable Insurance Fund - Equity Income Portfolio (VVEI)
143,626 shares (cost $2,774,048)	3,538,940
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
206,161 shares (cost $1,586,040)	1,676,089
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
255,050 shares (cost $4,101,398)	6,049,783
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
125,700 shares (cost $1,496,964)	1,489,545
Variable Insurance Portfolios - Asset Strategy (WRASP)
26,105 shares (cost $264,523)	244,543
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
25,871 shares (cost $764,036)	821,130
Advantage VT Opportunity Fund - Class 2 (SVOF)

16,570 shares (cost $365,283)	$449,700
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
11,774 shares (cost $110,777)	119,855

Total Investments	$1,262,075,161

Other Accounts Receivable	2,356
Accounts Receivable - VPS Growth and Income Portfolio - Class A (ALVGIA)	651
Accounts Receivable - VP Inflation Protection Fund - Class II (ACVIP2)	664
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	42,267
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	166
Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	36,306
Accounts Receivable - VIP Value Strategies Portfolio - Service Class (FVSS)	1,341
Accounts Receivable - VI American Franchise Fund - Series I Shares (ACEG)	427
Accounts Receivable - Global Technology Portfolio: Service Shares (JAGTS)	926
Accounts Receivable - Overseas Portfolio: Service Shares (JAIGS)	1,114
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	695
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	52
Accounts Receivable - NVIT Cardinal Balanced Fund - Class I (NVCRB1)	11
Accounts Receivable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	40
Accounts Receivable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	53
Accounts Receivable - NVIT Core Plus Bond Fund - Class I (NVLCP1)	24
Accounts Receivable - NVIT Nationwide Fund - Class IV (TRF4)	550,756
Accounts Receivable - NVIT Government Bond Fund - Class IV (GBF4)	35,612
Accounts Receivable - NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	60
Accounts Receivable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,902
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	15,824
Accounts Receivable - Templeton NVIT International Value Fund - Class III (NVTIV3)	557
Accounts Receivable - NVIT Money Market Fund - Class IV (SAM4)	6,094
Accounts Receivable - Socially Responsive Portfolio - I Class Shares (AMSRS)	697
Accounts Receivable - Global Strategic Income Fund/VA: Non-service Shares (OVSB)	173
Accounts Receivable - VT International Equity Fund: Class IB (PVTIGB)	658
Accounts Receivable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	1,187
Accounts Receivable - Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	156
Accounts Payable - VP International Fund - Class I (ACVI)	(986)
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(173)
Accounts Payable - Managed Tail Risk Fund II: Primary Shares (FVCA2P)	(53)
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	(936)
Accounts Payable - VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(68)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(1,150)
Accounts Payable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	(626)
Accounts Payable - Balanced Portfolio: Service Shares (JABS)	(1,382)
Accounts Payable - Forty Portfolio: Service Shares (JACAS)	(2,096)
Accounts Payable - Value Series - Initial Class (MVFIC)	(1,145)
Accounts Payable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	(279)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(1,166)
Accounts Payable - NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	(28)
Accounts Payable - NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	(11)
Accounts Payable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(867)
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(1,092)
Accounts Payable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	(469)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1,362)
Accounts Payable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	(593)
Accounts Payable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	(984)
Accounts Payable - Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(1,515)
Accounts Payable - VT Equity Income Fund: Class IB (PVEIB)	(4,720)
Accounts Payable - Variable Insurance Portfolios - Asset Strategy (WRASP)	(64)
Accounts Payable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	(280)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(1,290)

$1,262,756,595

Contract Owners’ Equity:
Accumulation units	1,262,756,595

Total Contract Owners’ Equity (note 8)	$1,262,756,595

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	AASCO	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$13,653,551	-	39,362	13,946	48,174	33,991	2,055	25,647
Mortality and expense risk charges (note 3)	(7,997,327)	(152,239)	(18,491)	(21,422)	(14,473)	(9,143)	(1,596)	(11,242)

Net investment income (loss)	5,656,224	(152,239)	20,871	(7,476)	33,701	24,848	459	14,405

Realized gain (loss) on investments	30,685,441	(726,652)	205,768	118,040	111,177	(41,710)	10,673	43,067
Change in unrealized gain (loss) on investments	146,364,163	6,528,493	(22,388)	103,466	176,157	55,261	57,206	82,357

Net gain (loss) on investments	177,049,604	5,801,841	183,380	221,506	287,334	13,551	67,879	125,424

Reinvested capital gains	37,504,666	-	232,957	149,981	45,329	-	-	32,307

Net increase (decrease) in contract owners’ equity resulting from operations	$220,210,494	5,649,602	437,208	364,011	366,364	38,399	68,338	172,136

Investment Activity:	ACVU1	MLVGA2	DVSCS	DSIF	DCAP	DSC	FVCA2P	FQB
Reinvested dividends	$349	16,692	74,587	177,652	37,747	-	1,189	71,273
Mortality and expense risk charges (note 3)	(571)	(10,676)	(80,658)	(74,938)	(20,220)	(5,430)	(516)	(15,734)

Net investment income (loss)	(222)	6,016	(6,071)	102,714	17,527	(5,430)	673	55,539

Realized gain (loss) on investments	991	9,498	578,177	453,889	44,677	12,642	(8,120)	(5,098)
Change in unrealized gain (loss) on investments	20,506	142,009	163,214	1,148,690	238,913	170,325	14,697	21,382

Net gain (loss) on investments	21,497	151,507	741,391	1,602,579	283,590	182,967	6,577	16,284

Reinvested capital gains	4,435	14,429	488,128	242,785	355,738	9,770	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,710	171,952	1,223,448	1,948,078	656,855	187,307	7,250	71,823

Investment Activity:	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S	FF20S	FF30S
Reinvested dividends	$1,458,009	532,099	510,161	18,484	96,708	1,683	29,620	34,130
Mortality and expense risk charges (note 3)	(567,413)	(72,345)	(178,399)	(9,441)	(44,365)	(799)	(13,704)	(17,628)

Net investment income (loss)	890,596	459,754	331,762	9,043	52,343	884	15,916	16,502

Realized gain (loss) on investments	(609,266)	(81,578)	175,130	(15,875)	164,753	1,950	57,602	50,037
Change in unrealized gain (loss) on investments	7,867,493	296,432	(101,414)	(63,986)	335,482	8,474	156,181	280,878

Net gain (loss) on investments	7,258,227	214,854	73,716	(79,861)	500,235	10,424	213,783	330,915

Reinvested capital gains	1,792,540	-	3,037,636	682	122,969	2,467	55,204	86,090

Net increase (decrease) in contract owners’ equity resulting from operations	$9,941,363	674,608	3,443,114	(70,136)	675,547	13,775	284,903	433,507

Investment Activity:	FGP	FGS	FIGBP	FIGBS	FMCS	FOP	FOS	FVSS
Reinvested dividends	$293,299	4,903	546,087	38,256	67,004	424,987	46,324	30,263
Mortality and expense risk charges (note 3)	(886,714)	(29,401)	(156,687)	(12,241)	(77,956)	(200,076)	(26,070)	(16,265)

Net investment income (loss)	(593,415)	(24,498)	389,400	26,015	(10,952)	224,911	20,254	13,998

Realized gain (loss) on investments	7,859,546	289,225	3,384	9,858	506,611	1,301,935	6,350	208,043
Change in unrealized gain (loss) on investments	22,012,446	574,482	301,265	11,195	1,008,388	6,105,490	846,135	(396,316)

Net gain (loss) on investments	29,871,992	863,707	304,649	21,053	1,514,999	7,407,425	852,485	(188,273)

Reinvested capital gains	9,645,445	280,562	104,800	7,340	511,209	27,748	3,262	565,973

Net increase (decrease) in contract owners’ equity resulting from operations	$38,924,022	1,119,771	798,849	54,408	2,015,256	7,660,084	876,001	391,698

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF	FTVGI2	FTVFA2	ACEG	AVBVI
Reinvested dividends	$120,542	41,153	13,675	30,150	-	1,629	329	1,168
Mortality and expense risk charges (note 3)	(47,883)	(39,415)	(9,712)	(7,147)	(10,150)	(451)	(2,667)	(1,561)

Net investment income (loss)	72,659	1,738	3,963	23,003	(10,150)	1,178	(2,338)	(393)

Realized gain (loss) on investments	254,906	192,870	(17,100)	20,274	(45,643)	(444)	24,604	7,858
Change in unrealized gain (loss) on investments	705,199	(33,341)	455,808	130,918	72,716	3,149	25,232	34,951

Net gain (loss) on investments	960,105	159,529	438,708	151,192	27,073	2,705	49,836	42,809

Reinvested capital gains	249,395	385,127	-	-	4,929	2,510	32,136	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,282,159	546,394	442,671	174,195	21,852	6,393	79,634	42,416

Investment Activity:	IVKMG1	JABS	JACAS	JAGTS	JAIGS	MV2IGI	MVFIC	MVIVSC
Reinvested dividends	$-	34,568	-	8,807	51,888	14,707	68,640	20,774
Mortality and expense risk charges (note 3)	(14,031)	(16,311)	(39,369)	(13,426)	(22,739)	(15,566)	(24,815)	(9,905)

Net investment income (loss)	(14,031)	18,257	(39,369)	(4,619)	29,149	(859)	43,825	10,869

Realized gain (loss) on investments	31,984	70,017	30,513	72,036	(262,907)	(2,241)	262,083	79,732
Change in unrealized gain (loss) on investments	231,278	302,455	1,045,289	500,462	1,070,623	438,972	102,889	264,465

Net gain (loss) on investments	263,262	372,472	1,075,802	572,498	807,716	436,731	364,972	344,197

Reinvested capital gains	119,416	4,741	298,258	112,740	-	117,267	140,458	1,515

Net increase (decrease) in contract owners’ equity resulting from operations	$368,647	395,470	1,334,691	680,619	836,865	553,139	549,255	356,581

Investment Activity:	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$28,104	9,229	9,288	115,354	12,363	1,785	11,823	3,557
Mortality and expense risk charges (note 3)	(6,076)	(1,088)	(3,757)	(48,011)	(8,370)	(1,121)	(12,509)	(8,877)

Net investment income (loss)	22,028	8,141	5,531	67,343	3,993	664	(686)	(5,320)

Realized gain (loss) on investments	8,732	(3,460)	11,879	187,901	33,782	(833)	58,275	46,892
Change in unrealized gain (loss) on investments	17,938	9,921	(2,555)	17,205	92,618	3,414	239,393	149,529

Net gain (loss) on investments	26,670	6,461	9,324	205,106	126,400	2,581	297,668	196,421

Reinvested capital gains	-	-	-	249,533	24,905	404	131,917	86,887

Net increase (decrease) in contract owners’ equity resulting from operations	$48,698	14,602	14,855	521,982	155,298	3,649	428,899	277,988

Investment Activity:	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1
Reinvested dividends	$10,913	81,441	42,883	2,514	5,107	80,053	978	6,286
Mortality and expense risk charges (note 3)	(5,794)	(10,440)	(22,790)	(1,060)	(2,222)	(97,642)	(1,297)	(3,470)

Net investment income (loss)	5,119	71,001	20,093	1,454	2,885	(17,589)	(319)	2,816

Realized gain (loss) on investments	26,735	(1,849)	25,110	104	5,906	481,781	1,600	816
Change in unrealized gain (loss) on investments	38,396	17,781	1,033,866	31,134	66,133	2,471,505	11,194	47,095

Net gain (loss) on investments	65,131	15,932	1,058,976	31,238	72,039	2,953,286	12,794	47,911

Reinvested capital gains	77,234	-	-	-	-	311,392	16,088	30,839

Net increase (decrease) in contract owners’ equity resulting from operations	$147,484	86,933	1,079,069	32,692	74,924	3,247,089	28,563	81,566

Investment Activity:	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$269	734	195	6,597	3,115	84	7,539	240
Mortality and expense risk charges (note 3)	(114)	(310)	(64)	(2,500)	(1,447)	(42)	(1,959)	(106)

Net investment income (loss)	155	424	131	4,097	1,668	42	5,580	134

Realized gain (loss) on investments	(27)	143	(132)	(2,723)	(7,890)	(196)	(499)	(55)
Change in unrealized gain (loss) on investments	777	2,587	301	19,195	21,650	429	5,324	436

Net gain (loss) on investments	750	2,730	169	16,472	13,760	233	4,825	381

Reinvested capital gains	731	2,733	186	20,825	15,425	268	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,636	5,887	486	41,394	30,853	543	10,405	515

Investment Activity:	TRF4	GBF	GBF4	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$1,154,945	10,024	245,460	84,944	388	224	22,046	683,319
Mortality and expense risk charges (note 3)	(640,384)	(3,498)	(74,291)	(38,454)	(151)	(97)	(8,771)	(248,174)

Net investment income (loss)	514,561	6,526	171,169	46,490	237	127	13,275	435,145

Realized gain (loss) on investments	2,153,454	(817)	(90,249)	274,197	121	185	(6,524)	1,553,828
Change in unrealized gain (loss) on investments	17,662,209	411	88,533	161,045	1,118	906	27,166	185,466

Net gain (loss) on investments	19,815,663	(406)	(1,716)	435,242	1,239	1,091	20,642	1,739,294

Reinvested capital gains	-	-	-	374,505	542	486	25,542	2,316,717

Net increase (decrease) in contract owners’ equity resulting from operations	$20,330,224	6,120	169,453	856,237	2,018	1,704	59,459	4,491,156

Investment Activity:	GVDMA	GVDMC	MCIF	NVMIG1	GVDIVI	GVDIV4	NVMLG1	NVMLV1
Reinvested dividends	$346,522	54,708	56,064	16,239	385,115	208,558	15,623	44,879
Mortality and expense risk charges (note 3)	(155,835)	(20,686)	(35,532)	(9,420)	(94,936)	(49,047)	(31,571)	(19,244)

Net investment income (loss)	190,687	34,022	20,532	6,819	290,179	159,511	(15,948)	25,635

Realized gain (loss) on investments	875,766	43,295	111,043	(20,441)	(78,607)	(16,961)	157,462	(47,553)
Change in unrealized gain (loss) on investments	726,616	36,226	264,125	308,018	2,616,580	1,419,897	793,764	235,599

Net gain (loss) on investments	1,602,382	79,521	375,168	287,577	2,537,973	1,402,936	951,226	188,046

Reinvested capital gains	1,346,991	126,306	310,065	-	-	-	184,384	140,143

Net increase (decrease) in contract owners’ equity resulting from operations	$3,140,060	239,849	705,765	294,396	2,828,152	1,562,447	1,119,662	353,824

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2
Reinvested dividends	$-	54,539	-	100,263	-	63,646	2,540,037	12,673
Mortality and expense risk charges (note 3)	(336,446)	(35,123)	(13,939)	(135,469)	(120,537)	(9,293)	(967,251)	(6,361)

Net investment income (loss)	(336,446)	19,416	(13,939)	(35,206)	(120,537)	54,353	1,572,786	6,312

Realized gain (loss) on investments	2,474,875	44,482	11,523	671,137	580,596	12,820	6,770,127	(4,660)
Change in unrealized gain (loss) on investments	7,451,901	286,812	417,904	(1,617)	469,450	5,969	15,561,871	7,137

Net gain (loss) on investments	9,926,776	331,294	429,427	669,520	1,050,046	18,789	22,331,998	2,477

Reinvested capital gains	2,553,404	251,950	15,641	936,760	1,209,866	-	3,588,690	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,143,734	602,660	431,129	1,571,074	2,139,375	73,142	27,493,474	8,789

Investment Activity:	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	AMTB	AMCG	AMMCGS
Reinvested dividends	$588,018	6,136	488,985	90,013	107,469	95,909	-	-
Mortality and expense risk charges (note 3)	(819,651)	(2,116)	(108,142)	(29,938)	(175,426)	(46,020)	(1,078)	(3,979)

Net investment income (loss)	(231,633)	4,020	380,843	60,075	(67,957)	49,889	(1,078)	(3,979)

Realized gain (loss) on investments	2,277,667	(9,691)	700,252	(310,438)	-	(109,169)	(11,005)	5,072
Change in unrealized gain (loss) on investments	23,639,597	63,559	1,448,934	417,867	-	77,399	46,219	108,808

Net gain (loss) on investments	25,917,264	53,868	2,149,186	107,429	-	(31,770)	35,214	113,880

Reinvested capital gains	2,952,483	-	-	65,633	-	-	3,373	12,509

Net increase (decrease) in contract owners’ equity resulting from operations	$28,638,114	57,888	2,530,029	233,137	(67,957)	18,119	37,509	122,410

Investment Activity:	AMTP	AMSRS	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA
Reinvested dividends	$16,393	4,421	106,853	34,726	11,123	11,012	1,809	5,909
Mortality and expense risk charges (note 3)	(17,187)	(5,637)	(83,569)	(23,527)	(10,161)	(3,452)	(949)	(3,370)

Net investment income (loss)	(794)	(1,216)	23,284	11,199	962	7,560	860	2,539

Realized gain (loss) on investments	179,380	49,991	47,811	20,405	37,728	(8,822)	(6,746)	(2,297)
Change in unrealized gain (loss) on investments	84,757	54,661	3,404,050	421,737	77,275	27,212	18,284	1,606

Net gain (loss) on investments	264,137	104,652	3,451,861	442,142	115,003	18,390	11,538	(691)

Reinvested capital gains	76,711	31,819	-	46,590	68,281	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,054	135,255	3,475,145	499,931	184,246	25,950	12,398	1,848

Investment Activity:	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA
Reinvested dividends	$15,695	-	423	1,804	-	84,967	83,314	-
Mortality and expense risk charges (note 3)	(4,972)	(1,714)	(2,751)	(515)	(18,352)	(23,841)	(128,385)	(37,966)

Net investment income (loss)	10,723	(1,714)	(2,328)	1,289	(18,352)	61,126	(45,071)	(37,966)

Realized gain (loss) on investments	(3,275)	1,292	9,440	(114)	43,830	(188,082)	140,800	(426,361)
Change in unrealized gain (loss) on investments	24,547	43,416	92,237	17,529	446,564	524,605	7,681,919	236,697

Net gain (loss) on investments	21,272	44,708	101,677	17,415	490,394	336,523	7,822,719	(189,664)

Reinvested capital gains	-	-	5,446	-	121,214	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,995	42,994	104,795	18,704	593,256	397,649	7,777,648	(227,630)

Investment Activity:	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF	WFVSCG
Reinvested dividends	$81,321	76,765	68,659	33,623	3,701	-	2,901	-
Mortality and expense risk charges (note 3)	(31,030)	(16,719)	(54,472)	(13,447)	(1,751)	(4,767)	(2,705)	(1,174)

Net investment income (loss)	50,291	60,046	14,187	20,176	1,950	(4,767)	196	(1,174)

Realized gain (loss) on investments	104,117	11,435	297,829	(671)	(3,989)	(6,676)	20,237	6,381
Change in unrealized gain (loss) on investments	266,187	34,167	385,249	11,119	39,781	161,440	23,283	25,097

Net gain (loss) on investments	370,304	45,602	683,078	10,448	35,792	154,764	43,520	31,478

Reinvested capital gains	102,383	-	250,960	4,527	-	39,232	34,878	4,759

Net increase (decrease) in contract owners’ equity resulting from operations	$522,978	105,648	948,225	35,151	37,742	189,229	78,594	35,063

Investment Activity:	PVGIB
Reinvested dividends	$8,224
Mortality and expense risk charges (note 3)	(987)

Net investment income (loss)	7,237

Realized gain (loss) on investments	24,753
Change in unrealized gain (loss) on investments	(57,989)

Net gain (loss) on investments	(33,236)

Reinvested capital gains	44,231

Net increase (decrease) in contract owners’ equity resulting from operations	$18,232

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		AASCO		ALVGIA		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,656,224	6,769,475	(152,239)	(132,405)	20,871	7,378	(7,476)	(1,753)
Realized gain (loss) on investments	30,685,441	27,511,396	(726,652)	(389,014)	205,768	141,948	118,040	68,602
Change in unrealized gain (loss) on investments	146,364,163	(29,587,978)	6,528,493	(1,342,580)	(22,388)	(47,210)	103,466	369,535
Reinvested capital gains	37,504,666	76,649,971	-	2,919,421	232,957	145,839	149,981	159,175

Net increase (decrease) in contract owners’ equity resulting from operations	220,210,494	81,342,864	5,649,602	1,055,422	437,208	247,955	364,011	595,559

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	74,940,398	105,493,805	1,139,695	1,121,269	167,922	260,449	401,645	272,520
Transfers between subaccounts (including fixed account), net (note 6)	(1,852,629)	(3,068,696)	(62,407)	(81,614)	(167)	(2)	(1)	2
Surrenders and Death Benefits (notes 2 and 4)	(98,824,000)	(116,112,290)	(1,765,708)	(1,244,803)	(452,142)	(205,291)	(393,749)	(365,618)
Net policy repayments (loans) (note 5)	2,276,073	5,981,313	(104,320)	87,541	6,535	9,729	(27,064)	(10,237)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(72,177,087)	(75,299,107)	(1,435,085)	(1,451,879)	(172,662)	(183,861)	(150,570)	(153,569)
Adjustments to maintain reserves	115,240	4,463	(936)	(216)	484	1,147	1,628	(3,442)

Net equity transactions	(95,522,005)	(83,000,512)	(2,228,761)	(1,569,702)	(450,030)	(117,829)	(168,111)	(260,344)

Net change in contract owners’ equity	124,688,489	(1,657,648)	3,420,841	(514,280)	(12,822)	130,126	195,900	335,215
Contract owners’ equity beginning of period	1,138,068,106	1,139,725,754	21,220,281	21,734,561	2,552,768	2,422,642	3,002,120	2,666,905

Contract owners’ equity end of period	$1,262,756,595	1,138,068,106	24,641,122	21,220,281	2,539,946	2,552,768	3,198,020	3,002,120

CHANGES IN UNITS:
Beginning units	2,832,303	3,052,948	70,353	75,792	7,692	7,879	5,947	6,327
Units purchased	274,523	444,234	4,517	6,026	561	915	677	767
Units redeemed	(500,967)	(664,879)	(11,515)	(11,465)	(1,933)	(1,102)	(1,002)	(1,147)

Ending units	2,605,859	2,832,303	63,355	70,353	6,320	7,692	5,622	5,947

	ACVIG		ACVIP2		ACVI		ACVMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$33,701	30,794	24,848	16,976	459	1,027	14,405	13,489
Realized gain (loss) on investments	111,177	109,873	(41,710)	(34,915)	10,673	5,947	43,067	34,585
Change in unrealized gain (loss) on investments	176,157	48,472	55,261	63,252	57,206	(20,882)	82,357	162,542
Reinvested capital gains	45,329	33,180	-	11,323	-	-	32,307	58,342

Net increase (decrease) in contract owners’ equity resulting from operations	366,364	222,319	38,399	56,636	68,338	(13,908)	172,136	268,958

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	227,571	276,837	116,542	140,424	85,711	22,871	168,537	321,747
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(1)	2	-	-	-	1	4
Surrenders and Death Benefits (notes 2 and 4)	(213,563)	(222,845)	(126,292)	(140,052)	(3,588)	7,233	(78,433)	(58,663)
Net policy repayments (loans) (note 5)	3,105	8,766	2,215	10,736	(178)	(175)	13,043	(2,449)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(113,372)	(116,345)	(127,263)	(160,407)	(47,272)	(43,058)	(93,619)	(81,386)
Adjustments to maintain reserves	816	(874)	387	(258)	(296)	(788)	375	(374)

Net equity transactions	(95,445)	(54,462)	(134,409)	(149,557)	34,377	(13,917)	9,904	178,879

Net change in contract owners’ equity	270,919	167,857	(96,010)	(92,921)	102,715	(27,825)	182,040	447,837
Contract owners’ equity beginning of period	1,917,643	1,749,786	1,396,960	1,489,881	208,934	236,759	1,551,445	1,103,608

Contract owners’ equity end of period	$2,188,562	1,917,643	1,300,950	1,396,960	311,649	208,934	1,733,485	1,551,445

CHANGES IN UNITS:
Beginning units	6,812	6,911	8,308	8,835	122	135	5,088	4,416
Units purchased	676	1,163	1,073	1,068	73	18	668	1,355
Units redeemed	(997)	(1,262)	(1,879)	(1,595)	(28)	(31)	(632)	(683)

Ending units	6,491	6,812	7,502	8,308	167	122	5,124	5,088

	ACVU1		MLVGA2		DVSCS		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(222)	(211)	6,016	4,968	(6,071)	18,919	102,714	111,790
Realized gain (loss) on investments	991	1,366	9,498	(8,180)	578,177	616,271	453,889	761,862
Change in unrealized gain (loss) on investments	20,506	(1,391)	142,009	46,980	163,214	787,116	1,148,690	(267,560)
Reinvested capital gains	4,435	3,214	14,429	-	488,128	852,377	242,785	290,441

Net increase (decrease) in contract owners’ equity resulting from operations	25,710	2,978	171,952	43,768	1,223,448	2,274,683	1,948,078	896,533

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	825	-	67,414	98,140	1,049,900	1,173,927	689,494	1,268,771
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	919	14	16	29
Surrenders and Death Benefits (notes 2 and 4)	(302)	(1,357)	(66,509)	(93,195)	(912,327)	(1,041,897)	(626,619)	(1,163,628)
Net policy repayments (loans) (note 5)	-	-	-	7,720	(20,568)	319	(60,166)	(124,218)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,730)	(2,604)	(59,400)	(69,293)	(414,432)	(418,306)	(409,513)	(444,898)
Adjustments to maintain reserves	497	(158)	59	(33)	(990)	(1,752)	556	1,132

Net equity transactions	(2,710)	(4,119)	(58,436)	(56,661)	(297,498)	(287,695)	(406,232)	(462,812)

Net change in contract owners’ equity	23,000	(1,141)	113,516	(12,893)	925,950	1,986,988	1,541,846	433,721
Contract owners’ equity beginning of period	82,205	83,346	1,342,580	1,355,473	11,098,827	9,111,839	9,558,760	9,125,039

Contract owners’ equity end of period	$105,205	82,205	1,456,096	1,342,580	12,024,777	11,098,827	11,100,606	9,558,760

CHANGES IN UNITS:
Beginning units	38	40	8,314	8,661	25,342	25,842	31,550	33,423
Units purchased	-	-	437	721	2,896	3,420	2,367	5,411
Units redeemed	(1)	(2)	(764)	(1,068)	(3,753)	(3,920)	(3,667)	(7,284)

Ending units	37	38	7,987	8,314	24,485	25,342	30,250	31,550

	DCAP		DSC		FVCA2P		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$17,527	22,977	(5,430)	(4,215)	673	951	55,539	67,214
Realized gain (loss) on investments	44,677	56,184	12,642	(4,594)	(8,120)	(1,825)	(5,098)	(7,324)
Change in unrealized gain (loss) on investments	238,913	(273,913)	170,325	54,482	14,697	(3,704)	21,382	13,581
Reinvested capital gains	355,738	365,623	9,770	51,998	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	656,855	170,871	187,307	97,671	7,250	(4,578)	71,823	73,471

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	115,756	151,571	132,381	36,838	7,161	7,330	205,441	370,858
Transfers between subaccounts (including fixed account), net (note 6)	2	-	-	-	-	-	(37)	-
Surrenders and Death Benefits (notes 2 and 4)	(136,281)	(146,712)	(43,855)	(62,963)	(27,602)	(2,194)	(33,604)	(285,946)
Net policy repayments (loans) (note 5)	11,948	(4,609)	90	117	-	(3)	4,416	(5,245)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(129,894)	(152,342)	(25,385)	(21,457)	(7,188)	(7,828)	(197,636)	(214,606)
Adjustments to maintain reserves	1,552	60	(1,072)	1,672	(724)	710	(901)	8

Net equity transactions	(136,917)	(152,032)	62,159	(45,793)	(28,353)	(1,985)	(22,321)	(134,931)

Net change in contract owners’ equity	519,938	18,839	249,466	51,878	(21,103)	(6,563)	49,502	(61,460)
Contract owners’ equity beginning of period	2,542,378	2,523,539	764,785	712,907	88,048	94,611	2,196,112	2,257,572

Contract owners’ equity end of period	$3,062,316	2,542,378	1,014,251	764,785	66,945	88,048	2,245,614	2,196,112

CHANGES IN UNITS:
Beginning units	11,177	11,908	1,543	1,654	544	557	11,776	12,513
Units purchased	530	809	467	125	47	54	1,709	1,565
Units redeemed	(1,082)	(1,540)	(248)	(236)	(221)	(67)	(1,679)	(2,302)

Ending units	10,625	11,177	1,762	1,543	370	544	11,806	11,776

	FEIP		FHIP		FAMP		FNRS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$890,596	1,337,192	459,754	463,274	331,762	224,446	9,043	(2,848)
Realized gain (loss) on investments	(609,266)	(2,370,910)	(81,578)	(233,226)	175,130	(175,420)	(15,875)	(60,825)
Change in unrealized gain (loss) on investments	7,867,493	8,866,293	296,432	1,340,803	(101,414)	(618,958)	(63,986)	430,095
Reinvested capital gains	1,792,540	5,210,401	-	-	3,037,636	1,163,094	682	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,941,363	13,042,976	674,608	1,570,851	3,443,114	593,162	(70,136)	366,422

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,211,809	4,494,157	1,981,106	3,317,342	1,889,548	1,877,685	142,106	159,226
Transfers between subaccounts (including fixed account), net (note 6)	(42,190)	(335,037)	(11,511)	34,279	40,855	244,138	(1)	(6)
Surrenders and Death Benefits (notes 2 and 4)	(6,051,969)	(5,743,152)	(2,306,753)	(4,213,009)	(1,898,837)	(1,700,712)	(93,010)	(147,791)
Net policy repayments (loans) (note 5)	265,907	382,033	22,304	(40,761)	67,303	210,847	8,331	11,616
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,643,129)	(5,908,728)	(807,161)	(927,048)	(2,355,637)	(2,457,396)	(92,144)	(94,167)
Adjustments to maintain reserves	3,313	2,443	2,216	554	(772)	(1,705)	17	(200)

Net equity transactions	(7,256,259)	(7,108,284)	(1,119,799)	(1,828,643)	(2,257,540)	(1,827,143)	(34,701)	(71,322)

Net change in contract owners’ equity	2,685,104	5,934,692	(445,191)	(257,792)	1,185,574	(1,233,981)	(104,837)	295,100
Contract owners’ equity beginning of period	86,168,303	80,233,611	10,464,729	10,722,521	26,868,964	28,102,945	1,494,099	1,198,999

Contract owners’ equity end of period	$88,853,407	86,168,303	10,019,538	10,464,729	28,054,538	26,868,964	1,389,262	1,494,099

CHANGES IN UNITS:
Beginning units	102,190	111,476	25,530	30,319	47,539	51,051	7,760	8,251
Units purchased	7,498	8,081	7,032	12,746	4,114	4,703	1,094	1,181
Units redeemed	(16,424)	(17,367)	(9,849)	(17,535)	(8,192)	(8,215)	(1,380)	(1,672)

Ending units	93,264	102,190	22,713	25,530	43,461	47,539	7,474	7,760

	FEIS		FF10S		FF20S		FF30S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$52,343	82,351	884	635	15,916	13,797	16,502	12,653
Realized gain (loss) on investments	164,753	233,845	1,950	9,418	57,602	31,045	50,037	67,111
Change in unrealized gain (loss) on investments	335,482	203,280	8,474	(8,320)	156,181	(7,713)	280,878	(46,592)
Reinvested capital gains	122,969	346,094	2,467	4,684	55,204	58,238	86,090	77,493

Net increase (decrease) in contract owners’ equity resulting from operations	675,547	865,570	13,775	6,417	284,903	95,367	433,507	110,665

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	351,523	392,675	3,405	3,576	223,715	79,107	407,273	72,146
Transfers between subaccounts (including fixed account), net (note 6)	1,287	(1)	-	-	-	-	-	1
Surrenders and Death Benefits (notes 2 and 4)	(235,218)	(446,602)	(4,509)	(85,527)	(70,351)	(19,167)	(31,342)	(46,772)
Net policy repayments (loans) (note 5)	(16,458)	(967)	-	-	2,082	1,354	7,625	(16,985)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(275,925)	(282,551)	(11,031)	(13,009)	(149,587)	(144,027)	(96,149)	(87,078)
Adjustments to maintain reserves	(13)	113	90	114	(110)	(84)	73	(73)

Net equity transactions	(174,804)	(337,333)	(12,045)	(94,846)	5,749	(82,817)	287,480	(78,761)

Net change in contract owners’ equity	500,743	528,237	1,730	(88,429)	290,652	12,550	720,987	31,904
Contract owners’ equity beginning of period	5,796,286	5,268,049	118,286	206,715	1,863,819	1,851,269	2,021,618	1,989,714

Contract owners’ equity end of period	$6,297,029	5,796,286	120,016	118,286	2,154,471	1,863,819	2,742,605	2,021,618

CHANGES IN UNITS:
Beginning units	22,597	24,034	685	1,255	10,368	10,845	10,771	11,209
Units purchased	1,801	1,872	19	23	1,150	493	2,059	448
Units redeemed	(2,472)	(3,309)	(86)	(593)	(1,150)	(970)	(656)	(886)

Ending units	21,926	22,597	618	685	10,368	10,368	12,174	10,771

	FGP		FGS		FIGBP		FIGBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(593,415)	(729,238)	(24,498)	(24,459)	389,400	392,184	26,015	25,722
Realized gain (loss) on investments	7,859,546	5,880,467	289,225	108,064	3,384	42,036	9,858	11,041
Change in unrealized gain (loss) on investments	22,012,446	(16,822,504)	574,482	(401,519)	301,265	500,474	11,195	19,150
Reinvested capital gains	9,645,445	11,574,443	280,562	313,488	104,800	11,464	7,340	740

Net increase (decrease) in contract owners’ equity resulting from operations	38,924,022	(96,832)	1,119,771	(4,426)	798,849	946,158	54,408	56,653

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,423,758	6,457,300	196,768	221,910	1,307,771	1,836,695	103,678	185,290
Transfers between subaccounts (including fixed account), net (note 6)	(50,016)	(106,141)	882	-	(42,210)	142,391	-	-
Surrenders and Death Benefits (notes 2 and 4)	(10,230,186)	(7,315,372)	(311,787)	(73,719)	(1,170,578)	(1,518,679)	(15,318)	(37,578)
Net policy repayments (loans) (note 5)	255,489	423,566	(47,014)	(5,498)	390,519	132,747	5,102	(5,899)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,246,425)	(8,486,348)	(157,067)	(163,296)	(1,718,510)	(1,865,188)	(85,199)	(87,163)
Adjustments to maintain reserves	5,774	2,400	139	94	480	(1,267)	27	(11)

Net equity transactions	(11,841,606)	(9,024,595)	(318,079)	(20,509)	(1,232,528)	(1,273,301)	8,290	54,639

Net change in contract owners’ equity	27,082,416	(9,121,427)	801,692	(24,935)	(433,679)	(327,143)	62,698	111,292
Contract owners’ equity beginning of period	117,428,257	126,549,684	3,367,400	3,392,335	23,385,639	23,712,782	1,625,952	1,514,660

Contract owners’ equity end of period	$144,510,673	117,428,257	4,169,092	3,367,400	22,951,960	23,385,639	1,688,650	1,625,952

CHANGES IN UNITS:
Beginning units	149,809	161,952	12,796	12,886	60,701	64,649	10,031	9,704
Units purchased	9,409	13,069	674	1,311	6,244	6,596	1,014	1,309
Units redeemed	(23,360)	(25,212)	(1,647)	(1,401)	(9,513)	(10,544)	(968)	(982)

Ending units	135,858	149,809	11,823	12,796	57,432	60,701	10,077	10,031

	FMCS		FOP		FOS		FVSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,952)	(28,870)	224,911	213,921	20,254	19,293	13,998	7,779
Realized gain (loss) on investments	506,611	532,482	1,301,935	(228,582)	6,350	(28,714)	208,043	89,897
Change in unrealized gain (loss) on investments	1,008,388	(46,148)	6,105,490	(1,744,127)	846,135	(182,532)	(396,316)	88,229
Reinvested capital gains	511,209	649,176	27,748	46,964	3,262	5,304	565,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,015,256	1,106,640	7,660,084	(1,711,824)	876,001	(186,649)	391,698	185,905

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	605,095	562,586	1,809,788	1,890,091	235,861	245,251	108,195	115,181
Transfers between subaccounts (including fixed account), net (note 6)	(21)	39	9,813	(168,740)	277	(2)	(12)	(3)
Surrenders and Death Benefits (notes 2 and 4)	(1,442,104)	(1,046,719)	(3,003,135)	(1,270,614)	(335,402)	22,306	(416,800)	(73,706)
Net policy repayments (loans) (note 5)	6,036	(45,136)	8,042	358,591	(6,541)	7,364	7,257	(894)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(592,066)	(622,181)	(1,905,269)	(1,939,883)	(158,599)	(161,644)	(180,164)	(180,945)
Adjustments to maintain reserves	(456)	1,040	6,780	(3,100)	249	(114)	1,186	531

Net equity transactions	(1,423,516)	(1,150,371)	(3,073,981)	(1,133,655)	(264,155)	113,161	(480,338)	(139,836)

Net change in contract owners’ equity	591,740	(43,731)	4,586,103	(2,845,479)	611,846	(73,488)	(88,640)	46,069
Contract owners’ equity beginning of period	10,646,363	10,690,094	27,184,186	30,029,665	3,108,309	3,181,797	2,318,246	2,272,177

Contract owners’ equity end of period	$11,238,103	10,646,363	31,770,289	27,184,186	3,720,155	3,108,309	2,229,606	2,318,246

CHANGES IN UNITS:
Beginning units	20,503	22,396	81,181	84,065	14,103	13,595	6,009	6,296
Units purchased	1,071	1,446	6,374	10,590	973	2,030	350	415
Units redeemed	(3,797)	(3,339)	(15,014)	(13,474)	(2,005)	(1,522)	(1,474)	(702)

Ending units	17,777	20,503	72,541	81,181	13,071	14,103	4,885	6,009

	FTVRDI		FTVSVI		FTVDM2		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$72,659	58,490	1,738	17,105	3,963	1,512	23,003	17,473
Realized gain (loss) on investments	254,906	197,780	192,870	241,373	(17,100)	(95,543)	20,274	(2,667)
Change in unrealized gain (loss) on investments	705,199	(77,909)	(33,341)	348,699	455,808	287,404	130,918	40,411
Reinvested capital gains	249,395	738,811	385,127	721,561	-	-	-	19,220

Net increase (decrease) in contract owners’ equity resulting from operations	1,282,159	917,172	546,394	1,328,738	442,671	193,373	174,195	74,437

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	736,701	657,030	326,935	461,693	123,097	113,757	182,904	62,682
Transfers between subaccounts (including fixed account), net (note 6)	(169)	7	(151)	-	3	(2)	-	-
Surrenders and Death Benefits (notes 2 and 4)	(694,522)	(530,047)	(515,128)	(457,369)	(256,485)	(210,153)	(242,418)	(136,598)
Net policy repayments (loans) (note 5)	4,311	1,461	12,106	(12,537)	2,629	2,854	(421)	627
Redemptions to pay cost of insurance charges and administration charges (note 2)	(475,805)	(493,470)	(259,323)	(286,604)	(83,567)	(88,913)	(46,015)	(70,590)
Adjustments to maintain reserves	697	(783)	1,826	(1,319)	(86)	(50)	(1,737)	1,652

Net equity transactions	(428,787)	(365,802)	(433,735)	(296,136)	(214,409)	(182,507)	(107,687)	(142,227)

Net change in contract owners’ equity	853,372	551,370	112,659	1,032,602	228,262	10,866	66,508	(67,790)
Contract owners’ equity beginning of period	6,477,922	5,926,552	5,756,591	4,723,989	1,170,633	1,159,767	1,071,371	1,139,161

Contract owners’ equity end of period	$7,331,294	6,477,922	5,869,250	5,756,591	1,398,895	1,170,633	1,137,879	1,071,371

CHANGES IN UNITS:
Beginning units	16,679	17,973	12,692	13,478	13,401	15,482	1,743	1,954
Units purchased	2,164	1,786	908	1,234	1,177	1,551	78	40
Units redeemed	(3,066)	(3,080)	(1,915)	(2,020)	(3,089)	(3,632)	(477)	(251)

Ending units	15,777	16,679	11,685	12,692	11,489	13,401	1,344	1,743

	FTVGI2		FTVFA2		ACEG		AVBVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,150)	(10,483)	1,178	1,712	(2,338)	(1,848)	(393)	(354)
Realized gain (loss) on investments	(45,643)	(42,337)	(444)	(652)	24,604	11,518	7,858	1,681
Change in unrealized gain (loss) on investments	72,716	83,412	3,149	4,514	25,232	(29,303)	34,951	(25,596)
Reinvested capital gains	4,929	1,290	2,510	1,774	32,136	23,748	-	55,109

Net increase (decrease) in contract owners’ equity resulting from operations	21,852	31,882	6,393	7,348	79,634	4,115	42,416	30,840

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	131,409	106,315	5,088	21,953	115,171	29,764	93,466	5,116
Transfers between subaccounts (including fixed account), net (note 6)	-	2	-	(2)	(1)	(2)	-	-
Surrenders and Death Benefits (notes 2 and 4)	(246,170)	(137,690)	(1,933)	-	(6,629)	(5,037)	(24,232)	-
Net policy repayments (loans) (note 5)	(44,295)	1,106	-	-	151	(1,498)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(82,514)	(91,225)	(4,248)	(4,894)	(25,446)	(27,538)	(12,274)	(8,179)
Adjustments to maintain reserves	22	(232)	(43)	(36)	707	(531)	(688)	(1,221)

Net equity transactions	(241,548)	(121,724)	(1,136)	17,021	83,953	(4,842)	56,272	(4,284)

Net change in contract owners’ equity	(219,696)	(89,842)	5,257	24,369	163,587	(727)	98,688	26,556
Contract owners’ equity beginning of period	1,498,513	1,588,355	58,136	33,767	271,357	272,084	204,853	178,297

Contract owners’ equity end of period	$1,278,817	1,498,513	63,393	58,136	434,944	271,357	303,541	204,853

CHANGES IN UNITS:
Beginning units	15,365	16,650	423	276	1,611	1,624	172	194
Units purchased	1,612	1,464	36	188	647	225	41	4
Units redeemed	(4,023)	(2,749)	(44)	(41)	(175)	(238)	(92)	(26)

Ending units	12,954	15,365	415	423	2,083	1,611	121	172

	IVKMG1		JABS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(14,031)	(12,660)	18,257	28,580	(39,369)	7,315	(4,619)	(8,105)
Realized gain (loss) on investments	31,984	32,845	70,017	29,040	30,513	(18,758)	72,036	83,781
Change in unrealized gain (loss) on investments	231,278	(186,023)	302,455	(8,148)	1,045,289	(539,838)	500,462	46,615
Reinvested capital gains	119,416	175,745	4,741	30,720	298,258	619,146	112,740	49,916

Net increase (decrease) in contract owners’ equity resulting from operations	368,647	9,907	395,470	80,192	1,334,691	67,865	680,619	172,207

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	46,222	102,331	538,135	300,389	406,128	578,086	473,355	243,485
Transfers between subaccounts (including fixed account), net (note 6)	-	1	(3)	-	(4)	27	(4)	-
Surrenders and Death Benefits (notes 2 and 4)	(50,646)	(72,484)	(218,250)	(143,844)	(405,845)	(516,977)	(122,527)	(297,430)
Net policy repayments (loans) (note 5)	(4,284)	(3,740)	7,199	8,289	(37,652)	706	(20,222)	(27,603)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,946)	(68,083)	(319,500)	(278,727)	(237,049)	(248,995)	(105,429)	(70,489)
Adjustments to maintain reserves	(450)	419	(1,528)	1,264	(707)	(369)	1,940	(389)

Net equity transactions	(72,104)	(41,556)	6,053	(112,629)	(275,129)	(187,522)	227,113	(152,426)

Net change in contract owners’ equity	296,543	(31,649)	401,523	(32,437)	1,059,562	(119,657)	907,732	19,781
Contract owners’ equity beginning of period	1,737,854	1,769,503	2,310,004	2,342,441	4,689,451	4,809,108	1,410,173	1,390,392

Contract owners’ equity end of period	$2,034,397	1,737,854	2,711,527	2,310,004	5,749,013	4,689,451	2,317,905	1,410,173

CHANGES IN UNITS:
Beginning units	11,523	11,718	6,397	6,932	14,518	14,765	3,974	4,637
Units purchased	391	566	1,072	585	1,193	2,000	1,288	812
Units redeemed	(807)	(761)	(1,055)	(1,120)	(1,886)	(2,247)	(644)	(1,475)

Ending units	11,107	11,523	6,414	6,397	13,825	14,518	4,618	3,974

	JAIGS		MV2IGI		MVFIC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,149	125,964	(859)	(1,957)	43,825	46,059	10,869	7,243
Realized gain (loss) on investments	(262,907)	(247,433)	(2,241)	(14,858)	262,083	179,377	79,732	20,927
Change in unrealized gain (loss) on investments	1,070,623	(205,169)	438,972	(98,062)	102,889	(80,558)	264,465	(21,892)
Reinvested capital gains	-	82,403	117,267	227,909	140,458	264,189	1,515	31,310

Net increase (decrease) in contract owners’ equity resulting from operations	836,865	(244,235)	553,139	113,032	549,255	409,067	356,581	37,588

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	234,799	269,373	68,897	276,453	333,544	389,722	184,141	106,882
Transfers between subaccounts (including fixed account), net (note 6)	-	1	(55)	-	(74)	(2)	220,241	(38,073)
Surrenders and Death Benefits (notes 2 and 4)	(379,796)	(158,623)	(125,618)	(199,230)	(455,618)	(357,699)	(219,719)	(99,069)
Net policy repayments (loans) (note 5)	14,205	16,476	(10,367)	2,947	(77,895)	14,068	(37,548)	20,972
Redemptions to pay cost of insurance charges and administration charges (note 2)	(223,739)	(239,632)	(86,917)	(94,379)	(183,036)	(185,643)	(44,074)	(41,696)
Adjustments to maintain reserves	889	972	35	336	(698)	(1,576)	(1,963)	(1,042)

Net equity transactions	(353,642)	(111,433)	(154,025)	(13,873)	(383,777)	(141,130)	101,078	(52,026)

Net change in contract owners’ equity	483,223	(355,668)	399,114	99,159	165,478	267,937	457,659	(14,438)
Contract owners’ equity beginning of period	2,917,030	3,272,698	2,058,222	1,959,063	3,269,288	3,001,351	1,287,398	1,301,836

Contract owners’ equity end of period	$3,400,253	2,917,030	2,457,336	2,058,222	3,434,766	3,269,288	1,745,057	1,287,398

CHANGES IN UNITS:
Beginning units	12,518	12,859	17,028	16,995	8,384	8,823	4,059	3,849
Units purchased	1,141	1,683	567	1,816	951	938	1,091	679
Units redeemed	(2,188)	(2,024)	(1,182)	(1,783)	(1,828)	(1,377)	(959)	(469)

Ending units	11,471	12,518	16,413	17,028	7,507	8,384	4,191	4,059

	MSVFI		MSEM		MSVRE		NVAMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$22,028	10,723	8,141	8,283	5,531	5,307	67,343	106,172
Realized gain (loss) on investments	8,732	5,473	(3,460)	(3,547)	11,879	28,956	187,901	81,820
Change in unrealized gain (loss) on investments	17,938	28,076	9,921	11,106	(2,555)	12,640	17,205	335,427
Reinvested capital gains	-	-	-	-	-	-	249,533	617,168

Net increase (decrease) in contract owners’ equity resulting from operations	48,698	44,272	14,602	15,842	14,855	46,903	521,982	1,140,587

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	185,293	215,079	3,326	3,326	47,734	36,760	292,674	404,868
Transfers between subaccounts (including fixed account), net (note 6)	1	-	-	-	-	-	-	5
Surrenders and Death Benefits (notes 2 and 4)	(136,875)	(47,175)	(3,816)	(2,201)	(30,450)	(128,624)	(855,672)	(420,347)
Net policy repayments (loans) (note 5)	2,184	1,442	174	139	(192)	(9,426)	25,390	3,624
Redemptions to pay cost of insurance charges and administration charges (note 2)	(95,553)	(108,374)	(14,971)	(13,375)	(51,258)	(47,403)	(338,340)	(345,663)
Adjustments to maintain reserves	340	(676)	1,787	(1,574)	(1,249)	1,599	362	(985)

Net equity transactions	(44,610)	60,296	(13,500)	(13,685)	(35,415)	(147,094)	(875,586)	(358,498)

Net change in contract owners’ equity	4,088	104,568	1,102	2,157	(20,560)	(100,191)	(353,604)	782,089
Contract owners’ equity beginning of period	937,308	832,740	165,042	162,885	635,015	735,206	6,831,912	6,049,823

Contract owners’ equity end of period	$941,396	937,308	166,144	165,042	614,455	635,015	6,478,308	6,831,912

CHANGES IN UNITS:
Beginning units	3,881	4,002	401	439	352	430	23,162	24,656
Units purchased	1,096	627	2	3	20	15	1,445	1,542
Units redeemed	(1,097)	(748)	(47)	(41)	(45)	(93)	(4,217)	(3,036)

Ending units	3,880	3,881	356	401	327	352	20,390	23,162

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,993	12,335	664	3,038	(686)	10,667	(5,320)	(4,814)
Realized gain (loss) on investments	33,782	9,635	(833)	1,733	58,275	37,706	46,892	39,844
Change in unrealized gain (loss) on investments	92,618	(5,031)	3,414	(1,697)	239,393	(192,397)	149,529	(152,919)
Reinvested capital gains	24,905	62,896	404	601	131,917	136,458	86,887	195,729

Net increase (decrease) in contract owners’ equity resulting from operations	155,298	79,835	3,649	3,675	428,899	(7,566)	277,988	77,840

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	90,022	76,612	13,017	19,081	112,730	93,411	200,301	106,633
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	-	(1)
Surrenders and Death Benefits (notes 2 and 4)	(92,863)	(11,116)	(26,514)	(46,237)	(118,149)	(61,199)	(92,960)	(61,927)
Net policy repayments (loans) (note 5)	530	918	(4,935)	13,372	(7,139)	25,306	(14,798)	34,004
Redemptions to pay cost of insurance charges and administration charges (note 2)	(46,217)	(40,076)	(14,291)	(16,779)	(58,848)	(67,810)	(47,451)	(45,838)
Adjustments to maintain reserves	(130)	4	18	(48)	101	(77)	103	(59)

Net equity transactions	(48,658)	26,342	(32,705)	(30,611)	(71,305)	(10,369)	45,195	32,812

Net change in contract owners’ equity	106,640	106,177	(29,056)	(26,936)	357,594	(17,935)	323,183	110,652
Contract owners’ equity beginning of period	1,074,435	968,258	165,688	192,624	1,472,413	1,490,348	1,026,219	915,567

Contract owners’ equity end of period	$1,181,075	1,074,435	136,632	165,688	1,830,007	1,472,413	1,349,402	1,026,219

CHANGES IN UNITS:
Beginning units	6,430	6,269	1,328	1,573	8,591	8,647	5,758	5,561
Units purchased	533	501	131	273	577	812	978	876
Units redeemed	(813)	(340)	(390)	(518)	(954)	(868)	(767)	(679)

Ending units	6,150	6,430	1,069	1,328	8,214	8,591	5,969	5,758

	GVAGI2		HIBF		GEM		GIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,119	3,068	71,001	72,624	20,093	3,279	1,454	1,614
Realized gain (loss) on investments	26,735	7,491	(1,849)	(15,406)	25,110	(74,559)	104	(2,295)
Change in unrealized gain (loss) on investments	38,396	(38,069)	17,781	123,836	1,033,866	258,685	31,134	858
Reinvested capital gains	77,234	92,693	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	147,484	65,183	86,933	181,054	1,079,069	187,405	32,692	177

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	41,780	34,671	191,810	126,264	294,788	235,056	21,066	19,309
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	6,451	230	-	2
Surrenders and Death Benefits (notes 2 and 4)	(44,130)	(855)	(164,442)	(117,805)	(445,355)	(175,430)	(4,118)	(6,658)
Net policy repayments (loans) (note 5)	(14,378)	25,985	(15,237)	3,470	(3,349)	13,688	177	(1,070)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(16,699)	(16,296)	(128,749)	(123,134)	(275,271)	(269,723)	(8,037)	(7,142)
Adjustments to maintain reserves	(16)	72	(958)	1,149	617	(777)	(24)	9

Net equity transactions	(33,443)	43,577	(117,576)	(110,056)	(422,119)	(196,956)	9,064	4,450

Net change in contract owners’ equity	114,041	108,760	(30,643)	70,998	656,950	(9,551)	41,756	4,627
Contract owners’ equity beginning of period	703,028	594,268	1,504,093	1,433,095	2,865,935	2,875,486	117,328	112,701

Contract owners’ equity end of period	$817,069	703,028	1,473,450	1,504,093	3,522,885	2,865,935	159,084	117,328

CHANGES IN UNITS:
Beginning units	4,516	4,209	6,088	6,490	8,479	8,965	1,253	1,205
Units purchased	275	463	853	449	887	933	209	242
Units redeemed	(454)	(156)	(1,176)	(851)	(1,942)	(1,419)	(119)	(194)

Ending units	4,337	4,516	5,765	6,088	7,424	8,479	1,343	1,253

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,885	3,504	(17,589)	21,316	(319)	(6)	2,816	7,480
Realized gain (loss) on investments	5,906	5,975	481,781	268,521	1,600	2,514	816	2,520
Change in unrealized gain (loss) on investments	66,133	(10,286)	2,471,505	676,926	11,194	(4,204)	47,095	(13,619)
Reinvested capital gains	-	-	311,392	642,792	16,088	14,407	30,839	35,725

Net increase (decrease) in contract owners’ equity resulting from operations	74,924	(807)	3,247,089	1,609,555	28,563	12,711	81,566	32,106

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	27,834	6,362	668,295	634,577	4,966	21,378	24,067	64,399
Transfers between subaccounts (including fixed account), net (note 6)	-	(1)	10,805	(81,968)	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	4,005	(2,124)	(963,929)	(799,327)	(3,927)	(6,861)	(963)	-
Net policy repayments (loans) (note 5)	(1,410)	(1,167)	34,592	115,591	(75)	(3,027)	(34,352)	(7,133)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(22,900)	(22,974)	(844,357)	(873,575)	(4,340)	(4,060)	(34,019)	(34,219)
Adjustments to maintain reserves	11	(65)	(3,627)	(5,747)	(9)	8	(11)	3

Net equity transactions	7,540	(19,969)	(1,098,221)	(1,010,449)	(3,385)	7,438	(45,278)	23,050

Net change in contract owners’ equity	82,464	(20,776)	2,148,868	599,106	25,178	20,149	36,288	55,156
Contract owners’ equity beginning of period	285,257	306,033	14,099,547	13,500,441	165,582	145,433	462,998	407,842

Contract owners’ equity end of period	$367,721	285,257	16,248,415	14,099,547	190,760	165,582	499,286	462,998

CHANGES IN UNITS:
Beginning units	3,186	3,416	69,314	74,953	974	935	3,289	3,115
Units purchased	410	155	4,145	5,181	29	132	421	514
Units redeemed	(343)	(385)	(9,244)	(10,820)	(48)	(93)	(732)	(340)

Ending units	3,253	3,186	64,215	69,314	955	974	2,978	3,289

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$155	285	424	789	131	163	4,097	5,906
Realized gain (loss) on investments	(27)	(30)	143	171	(132)	(134)	(2,723)	1,174
Change in unrealized gain (loss) on investments	777	(132)	2,587	(1,453)	301	90	19,195	(9,648)
Reinvested capital gains	731	640	2,733	2,939	186	233	20,825	18,916

Net increase (decrease) in contract owners’ equity resulting from operations	1,636	763	5,887	2,446	486	352	41,394	16,348

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,117	7,765	1,863	1,940	1,740	1,450	72,398	62,102
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	662	249	(637)	380	-	-	-	(53,844)
Net policy repayments (loans) (note 5)	-	-	(74)	(3,591)	-	-	(1,514)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,294)	(1,106)	(2,484)	(2,655)	(1,921)	(1,886)	(44,663)	(46,086)
Adjustments to maintain reserves	4	(21)	(57)	48	44	52	-	(67)

Net equity transactions	1,489	6,887	(1,389)	(3,878)	(137)	(384)	26,221	(37,895)

Net change in contract owners’ equity	3,125	7,650	4,498	(1,432)	349	(32)	67,615	(21,547)
Contract owners’ equity beginning of period	14,295	6,645	39,340	40,772	8,706	8,738	301,575	323,122

Contract owners’ equity end of period	$17,420	14,295	43,838	39,340	9,055	8,706	369,190	301,575

CHANGES IN UNITS:
Beginning units	104	51	279	308	68	71	2,162	2,456
Units purchased	19	61	13	18	13	11	490	537
Units redeemed	(9)	(8)	(22)	(47)	(14)	(14)	(314)	(831)

Ending units	114	104	270	279	67	68	2,338	2,162

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,668	3,796	42	124	5,580	6,997	134	470
Realized gain (loss) on investments	(7,890)	(22,200)	(196)	(50)	(499)	(2,919)	(55)	50
Change in unrealized gain (loss) on investments	21,650	12,713	429	(8)	5,324	8,901	436	(46)
Reinvested capital gains	15,425	19,975	268	241	-	539	-	80

Net increase (decrease) in contract owners’ equity resulting from operations	30,853	14,284	543	307	10,405	13,518	515	554

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	23,694	18,905	953	1,113	32,710	48,676	4,998	5,924
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(6,500)	(59,374)	(57)	-	(28,513)	(36,627)	(16,372)	-
Net policy repayments (loans) (note 5)	(145)	1,030	(2,787)	-	(17,029)	69	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(26,956)	(27,634)	(926)	(947)	(39,665)	(42,739)	(1,271)	(1,796)
Adjustments to maintain reserves	60	20	45	(37)	(36)	(39)	24	(69)

Net equity transactions	(9,847)	(67,053)	(2,772)	129	(52,533)	(30,660)	(12,621)	4,059

Net change in contract owners’ equity	21,006	(52,769)	(2,229)	436	(42,128)	(17,142)	(12,106)	4,613
Contract owners’ equity beginning of period	182,630	235,399	6,213	5,777	293,810	310,952	19,956	15,343

Contract owners’ equity end of period	$203,636	182,630	3,984	6,213	251,682	293,810	7,850	19,956

CHANGES IN UNITS:
Beginning units	1,300	1,791	46	45	2,177	2,410	139	110
Units purchased	171	151	7	8	269	365	34	42
Units redeemed	(235)	(642)	(26)	(7)	(646)	(598)	(120)	(13)

Ending units	1,236	1,300	27	46	1,800	2,177	53	139

	TRF4		GBF		GBF4		GVIDA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$514,561	873,279	6,526	5,519	171,169	160,979	46,490	47,357
Realized gain (loss) on investments	2,153,454	2,548,652	(817)	1,456	(90,249)	(197,419)	274,197	283,921
Change in unrealized gain (loss) on investments	17,662,209	6,905,694	411	(4,012)	88,533	93,732	161,045	(312,106)
Reinvested capital gains	-	-	-	-	-	-	374,505	345,097

Net increase (decrease) in contract owners’ equity resulting from operations	20,330,224	10,327,625	6,120	2,963	169,453	57,292	856,237	364,269

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,998,177	3,184,546	31,834	332,463	685,856	2,175,369	603,336	688,367
Transfers between subaccounts (including fixed account), net (note 6)	(622,778)	(2,944,117)	-	-	(8,947)	(104,869)	-	9
Surrenders and Death Benefits (notes 2 and 4)	(5,751,369)	(5,969,489)	9,093	(311,626)	(499,824)	(2,206,052)	(493,635)	(451,289)
Net policy repayments (loans) (note 5)	1,034,910	1,633,433	3,247	(6,235)	45,478	127,223	(25,193)	(35,436)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,544,197)	(4,656,194)	(27,859)	(30,643)	(869,747)	(1,088,135)	(245,327)	(243,488)
Adjustments to maintain reserves	94,423	18,375	(10)	(53)	(178)	(3,292)	2,123	(710)

Net equity transactions	(6,790,834)	(8,733,446)	16,305	(16,094)	(647,362)	(1,099,756)	(158,696)	(42,547)

Net change in contract owners’ equity	13,539,390	1,594,179	22,425	(13,131)	(477,909)	(1,042,464)	697,541	321,722
Contract owners’ equity beginning of period	105,888,697	104,294,518	463,639	476,770	12,108,128	13,150,592	5,090,393	4,768,671

Contract owners’ equity end of period	$119,428,087	105,888,697	486,064	463,639	11,630,219	12,108,128	5,787,934	5,090,393

CHANGES IN UNITS:
Beginning units	58,148	63,363	3,259	3,351	25,298	27,051	19,381	19,726
Units purchased	4,045	5,006	466	2,450	3,043	7,563	2,258	2,915
Units redeemed	(8,195)	(10,221)	(353)	(2,542)	(4,127)	(9,316)	(2,900)	(3,260)

Ending units	53,998	58,148	3,372	3,259	24,214	25,298	18,739	19,381

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$237	213	127	132	13,275	16,047	435,145	462,954
Realized gain (loss) on investments	121	83	185	119	(6,524)	(4,952)	1,553,828	1,602,971
Change in unrealized gain (loss) on investments	1,118	348	906	72	27,166	3,170	185,466	(1,746,535)
Reinvested capital gains	542	476	486	452	25,542	25,953	2,316,717	2,053,536

Net increase (decrease) in contract owners’ equity resulting from operations	2,018	1,120	1,704	775	59,459	40,218	4,491,156	2,372,926

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	8,778	7,042	1,072	1,393	96,832	148,815	2,494,394	2,558,074
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	25,307	(138,192)
Surrenders and Death Benefits (notes 2 and 4)	(33)	5	-	-	(157,808)	(60,942)	(2,856,767)	(3,267,193)
Net policy repayments (loans) (note 5)	-	-	-	-	(22,306)	4,673	171,162	362,566
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,500)	(7,695)	(987)	(938)	(83,422)	(83,826)	(2,521,826)	(2,730,290)
Adjustments to maintain reserves	41	32	(89)	102	(162)	159	(1,351)	(2,282)

Net equity transactions	286	(616)	(4)	557	(166,866)	8,879	(2,689,081)	(3,217,317)

Net change in contract owners’ equity	2,304	504	1,700	1,332	(107,407)	49,097	1,802,075	(844,391)
Contract owners’ equity beginning of period	18,777	18,273	12,184	10,852	1,251,820	1,202,723	37,884,122	38,728,513

Contract owners’ equity end of period	$21,081	18,777	13,884	12,184	1,144,413	1,251,820	39,686,197	37,884,122

CHANGES IN UNITS:
Beginning units	112	115	63	60	7,526	7,367	106,593	117,503
Units purchased	50	44	5	8	691	1,018	9,960	10,897
Units redeemed	(48)	(47)	(5)	(5)	(1,717)	(859)	(17,004)	(21,807)

Ending units	114	112	63	63	6,500	7,526	99,549	106,593

	GVDMA		GVDMC		MCIF		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$190,687	202,853	34,022	35,183	20,532	22,635	6,819	9,995
Realized gain (loss) on investments	875,766	2,172,922	43,295	41,962	111,043	229,378	(20,441)	(26,233)
Change in unrealized gain (loss) on investments	726,616	(2,293,988)	36,226	(43,683)	264,125	118,223	308,018	(50,704)
Reinvested capital gains	1,346,991	1,563,153	126,306	102,983	310,065	391,902	-	28,960

Net increase (decrease) in contract owners’ equity resulting from operations	3,140,060	1,644,940	239,849	136,445	705,765	762,138	294,396	(37,982)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,287,047	1,382,247	226,685	159,605	585,982	397,803	71,444	89,852
Transfers between subaccounts (including fixed account), net (note 6)	11	(92)	2	(5)	(1)	2	(18)	39
Surrenders and Death Benefits (notes 2 and 4)	(1,750,890)	(4,334,879)	(153,626)	(143,515)	(256,813)	(488,179)	(153,116)	(58,771)
Net policy repayments (loans) (note 5)	60,216	(41,489)	13,792	(20,907)	(13,851)	(11,160)	3,134	(1,916)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,314,481)	(1,369,297)	(180,936)	(179,668)	(219,797)	(223,877)	(78,462)	(95,625)
Adjustments to maintain reserves	476	869	208	21	1,502	(1,507)	27	(3)

Net equity transactions	(1,717,621)	(4,362,641)	(93,875)	(184,469)	97,022	(326,918)	(156,991)	(66,424)

Net change in contract owners’ equity	1,422,439	(2,717,701)	145,974	(48,024)	802,787	435,220	137,405	(104,406)
Contract owners’ equity beginning of period	20,845,469	23,563,170	2,866,534	2,914,558	4,669,181	4,233,961	1,249,589	1,353,995

Contract owners’ equity end of period	$22,267,908	20,845,469	3,012,508	2,866,534	5,471,968	4,669,181	1,386,994	1,249,589

CHANGES IN UNITS:
Beginning units	81,799	100,406	13,356	14,360	10,592	11,296	13,348	14,057
Units purchased	5,438	6,536	1,218	875	985	1,245	747	1,305
Units redeemed	(10,207)	(25,143)	(1,633)	(1,879)	(1,262)	(1,949)	(2,232)	(2,014)

Ending units	77,030	81,799	12,941	13,356	10,315	10,592	11,863	13,348

	GVDIVI		GVDIV4		NVMLG1		NVMLV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$290,179	301,321	159,511	173,904	(15,948)	5,441	25,635	29,358
Realized gain (loss) on investments	(78,607)	(278,239)	(16,961)	(1,011,101)	157,462	99,211	(47,553)	95,035
Change in unrealized gain (loss) on investments	2,616,580	531,320	1,419,897	1,117,316	793,764	(615,263)	235,599	(14,271)
Reinvested capital gains	-	-	-	-	184,384	558,584	140,143	281,687

Net increase (decrease) in contract owners’ equity resulting from operations	2,828,152	554,402	1,562,447	280,119	1,119,662	47,973	353,824	391,809

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,260,971	1,128,454	115,017	107,094	198,575	290,125	625,935	285,807
Transfers between subaccounts (including fixed account), net (note 6)	(67,905)	(17,761)	(11,144)	(45,028)	(1)	(2)	-	5
Surrenders and Death Benefits (notes 2 and 4)	(1,330,858)	(765,330)	(467,687)	(512,637)	(359,369)	(205,720)	(537,945)	(515,687)
Net policy repayments (loans) (note 5)	35,340	147,264	84,334	64,633	(5,444)	8,561	(22,228)	(6,728)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(889,088)	(870,035)	(556,227)	(648,554)	(222,815)	(222,338)	(147,384)	(167,155)
Adjustments to maintain reserves	(352)	916	2,128	1,515	(333)	(964)	(489)	(566)

Net equity transactions	(991,892)	(376,492)	(833,579)	(1,032,977)	(389,387)	(130,338)	(82,111)	(404,324)

Net change in contract owners’ equity	1,836,260	177,910	728,868	(752,858)	730,275	(82,365)	271,713	(12,515)
Contract owners’ equity beginning of period	13,148,600	12,970,690	7,450,607	8,203,465	4,008,742	4,091,107	2,921,537	2,934,052

Contract owners’ equity end of period	$14,984,860	13,148,600	8,179,475	7,450,607	4,739,017	4,008,742	3,193,250	2,921,537

CHANGES IN UNITS:
Beginning units	115,368	119,597	11,848	13,765	24,147	24,894	17,149	19,696
Units purchased	12,931	15,344	288	317	1,187	2,241	1,320	1,781
Units redeemed	(21,610)	(19,573)	(1,765)	(2,234)	(3,144)	(2,988)	(4,135)	(4,328)

Ending units	106,689	115,368	10,371	11,848	22,190	24,147	14,334	17,149

	NVMMG1		NVMMV2		SCGF		SCVF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(336,446)	(300,416)	19,416	28,676	(13,939)	(12,237)	(35,206)	(5,049)
Realized gain (loss) on investments	2,474,875	1,677,540	44,482	253,369	11,523	17,510	671,137	510,582
Change in unrealized gain (loss) on investments	7,451,901	(4,114,052)	286,812	67,133	417,904	(275,863)	(1,617)	1,882,217
Reinvested capital gains	2,553,404	5,263,683	251,950	409,622	15,641	397,697	936,760	1,802,210

Net increase (decrease) in contract owners’ equity resulting from operations	12,143,734	2,526,755	602,660	758,800	431,129	127,107	1,571,074	4,189,960

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,907,212	1,865,694	219,098	218,101	104,674	91,634	722,818	778,962
Transfers between subaccounts (including fixed account), net (note 6)	61,496	(480,401)	(540)	2	(2)	(2)	(70,317)	31,701
Surrenders and Death Benefits (notes 2 and 4)	(3,980,358)	(2,726,874)	(292,710)	(1,388,735)	(140,831)	(98,964)	(1,087,588)	(1,564,775)
Net policy repayments (loans) (note 5)	122,105	387,540	(20,807)	11,028	(448)	1,466	(24,071)	48,409
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,486,884)	(2,548,922)	(268,815)	(321,103)	(113,881)	(114,295)	(1,010,866)	(1,047,688)
Adjustments to maintain reserves	(13,444)	(6,996)	102	4	(681)	170	(841)	65

Net equity transactions	(4,389,873)	(3,509,959)	(363,672)	(1,480,703)	(151,169)	(119,991)	(1,470,865)	(1,753,326)

Net change in contract owners’ equity	7,753,861	(983,204)	238,988	(721,903)	279,960	7,116	100,209	2,436,634
Contract owners’ equity beginning of period	47,110,732	48,093,936	4,823,739	5,545,642	1,857,568	1,850,452	20,310,052	17,873,418

Contract owners’ equity end of period	$54,864,593	47,110,732	5,062,727	4,823,739	2,137,528	1,857,568	20,410,261	20,310,052

CHANGES IN UNITS:
Beginning units	190,376	205,320	23,616	31,711	6,681	7,170	45,570	50,530
Units purchased	10,759	13,382	1,467	1,444	263	402	3,193	2,967
Units redeemed	(27,240)	(28,326)	(3,154)	(9,539)	(821)	(891)	(6,226)	(7,927)

Ending units	173,895	190,376	21,929	23,616	6,123	6,681	42,537	45,570

	SCF4		MSBF		GVEX4		NVSTB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(120,537)	(55,353)	54,353	35,202	1,572,786	1,542,223	6,312	8,660
Realized gain (loss) on investments	580,596	561,472	12,820	11,955	6,770,127	6,608,949	(4,660)	(2,261)
Change in unrealized gain (loss) on investments	469,450	343,261	5,969	62,401	15,561,871	3,217,520	7,137	13,686
Reinvested capital gains	1,209,866	2,431,490	-	-	3,588,690	2,454,887	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,139,375	3,280,870	73,142	109,558	27,493,474	13,823,579	8,789	20,085

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	850,900	868,386	163,033	85,098	8,081,052	8,013,656	81,749	102,730
Transfers between subaccounts (including fixed account), net (note 6)	(119,793)	(20,414)	-	-	(194,072)	98,659	-	-
Surrenders and Death Benefits (notes 2 and 4)	(912,121)	(1,284,218)	(121,517)	(105,357)	(8,473,805)	(9,951,635)	(208,828)	(185,708)
Net policy repayments (loans) (note 5)	12,043	(14,544)	862	14,297	39,928	278,455	(3,261)	1,391
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,067,757)	(1,129,034)	(112,667)	(127,300)	(9,469,274)	(9,499,973)	(73,927)	(86,727)
Adjustments to maintain reserves	901	2,394	(959)	1,210	(2,568)	461	87	(13)

Net equity transactions	(1,235,827)	(1,577,430)	(71,248)	(132,052)	(10,018,739)	(11,060,377)	(204,180)	(168,327)

Net change in contract owners’ equity	903,548	1,703,440	1,894	(22,494)	17,474,735	2,763,202	(195,391)	(148,242)
Contract owners’ equity beginning of period	17,735,234	16,031,794	1,371,937	1,394,431	137,249,218	134,486,016	969,069	1,117,311

Contract owners’ equity end of period	$18,638,782	17,735,234	1,373,831	1,371,937	154,723,953	137,249,218	773,678	969,069

CHANGES IN UNITS:
Beginning units	43,285	47,932	6,781	7,379	157,892	173,137	8,761	10,283
Units purchased	3,640	3,583	993	505	11,149	12,747	1,450	1,337
Units redeemed	(6,429)	(8,230)	(1,204)	(1,103)	(21,312)	(27,992)	(3,268)	(2,859)

Ending units	40,496	43,285	6,570	6,781	147,729	157,892	6,943	8,761

	NVOLG1		NVTIV3		EIF4		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(231,633)	116,601	4,020	3,548	380,843	288,571	60,075	56,699
Realized gain (loss) on investments	2,277,667	1,680,470	(9,691)	(11,860)	700,252	313,891	(310,438)	(127,884)
Change in unrealized gain (loss) on investments	23,639,597	(23,745,511)	63,559	5,817	1,448,934	1,657,735	417,867	7,594
Reinvested capital gains	2,952,483	25,192,302	-	3,527	-	-	65,633	328,616

Net increase (decrease) in contract owners’ equity resulting from operations	28,638,114	3,243,862	57,888	1,032	2,530,029	2,260,197	233,137	265,025

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,618,350	20,442,726	65,540	14,976	794,224	809,186	200,973	459,089
Transfers between subaccounts (including fixed account), net (note 6)	(100,770)	3,566,515	562	(12,611)	59,788	(88,533)	-	(2)
Surrenders and Death Benefits (notes 2 and 4)	(10,128,489)	(5,278,089)	(49,955)	(16,985)	(1,303,382)	(1,278,156)	(406,871)	(258,736)
Net policy repayments (loans) (note 5)	129,377	448,270	(693)	2,732	(21,895)	48,187	(4,041)	10,137
Redemptions to pay cost of insurance charges and administration charges (note 2)	(6,458,261)	(6,410,112)	(9,412)	(8,837)	(804,050)	(884,388)	(176,389)	(208,259)
Adjustments to maintain reserves	(5,823)	7,895	296	280	311	2,222	(76)	91

Net equity transactions	(11,945,616)	12,777,205	6,338	(20,445)	(1,275,004)	(1,391,482)	(386,404)	2,320

Net change in contract owners’ equity	16,692,498	16,021,067	64,226	(19,413)	1,255,025	868,715	(153,267)	267,345
Contract owners’ equity beginning of period	112,751,979	96,730,912	255,527	274,940	15,420,627	14,551,912	4,249,736	3,982,391

Contract owners’ equity end of period	$129,444,477	112,751,979	319,753	255,527	16,675,652	15,420,627	4,096,469	4,249,736

CHANGES IN UNITS:
Beginning units	336,505	297,322	1,475	1,552	44,926	49,380	28,267	28,235
Units purchased	16,742	80,423	396	127	3,350	3,844	2,201	3,661
Units redeemed	(49,758)	(41,240)	(374)	(204)	(7,186)	(8,298)	(4,693)	(3,629)

Ending units	303,489	336,505	1,497	1,475	41,090	44,926	25,775	28,267

	SAM4		AMTB		AMCG		AMMCGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(67,957)	(201,796)	49,889	38,051	(1,078)	(1,114)	(3,979)	(3,751)
Realized gain (loss) on investments	-	-	(109,169)	(57,270)	(11,005)	(29,633)	5,072	(6,224)
Change in unrealized gain (loss) on investments	-	-	77,399	60,266	46,219	27,201	108,808	1,414
Reinvested capital gains	-	660	-	-	3,373	8,060	12,509	26,523

Net increase (decrease) in contract owners’ equity resulting from operations	(67,957)	(201,136)	18,119	41,047	37,509	4,514	122,410	17,962

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,997,028	17,966,722	385,216	411,182	1,553	6,893	46,674	47,246
Transfers between subaccounts (including fixed account), net (note 6)	(573,243)	1,342,305	(166,484)	110,006	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(8,652,842)	(14,405,966)	(422,726)	(344,972)	(11,224)	(29,944)	(50,831)	(58,406)
Net policy repayments (loans) (note 5)	119,785	518,159	1,377	91,289	(289)	(159)	215	627
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,759,381)	(3,911,259)	(487,707)	(558,169)	(10,211)	(24,196)	(34,345)	(46,983)
Adjustments to maintain reserves	(203)	3,363	(940)	(469)	(1,200)	1,439	(182)	(196)

Net equity transactions	(4,868,856)	1,513,324	(691,264)	(291,133)	(21,371)	(45,967)	(38,469)	(57,712)

Net change in contract owners’ equity	(4,936,813)	1,312,188	(673,145)	(250,086)	16,138	(41,453)	83,941	(39,750)
Contract owners’ equity beginning of period	29,579,931	28,267,743	7,215,219	7,465,305	161,127	202,580	525,829	565,579

Contract owners’ equity end of period	$24,643,118	29,579,931	6,542,074	7,215,219	177,265	161,127	609,770	525,829

CHANGES IN UNITS:
Beginning units	132,010	127,112	29,493	30,470	152	196	4,464	5,007
Units purchased	47,928	103,595	3,704	3,187	2	17	251	551
Units redeemed	(69,212)	(98,697)	(5,348)	(4,164)	(48)	(61)	(727)	(1,094)

Ending units	110,726	132,010	27,849	29,493	106	152	3,988	4,464

	AMTP		AMSRS		OVGS		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(794)	4,425	(1,216)	227	23,284	33,702	11,199	7,954
Realized gain (loss) on investments	179,380	259,507	49,991	26,883	47,811	(194,684)	20,405	368,778
Change in unrealized gain (loss) on investments	84,757	143,823	54,661	12,030	3,404,050	(585,140)	421,737	(490,920)
Reinvested capital gains	76,711	226,919	31,819	26,880	-	663,407	46,590	295,504

Net increase (decrease) in contract owners’ equity resulting from operations	340,054	634,674	135,255	66,020	3,475,145	(82,715)	499,931	181,316

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	98,280	160,421	28,070	21,372	689,168	699,255	841,553	1,634,288
Transfers between subaccounts (including fixed account), net (note 6)	2	(11)	-	-	-	14	-	-
Surrenders and Death Benefits (notes 2 and 4)	(217,679)	(269,819)	(53,383)	(15,140)	(1,290,504)	(525,656)	(1,739,694)	(1,420,901)
Net policy repayments (loans) (note 5)	1,757	1,475	1,881	(589)	(4,484)	38,869	(1,942)	18,160
Redemptions to pay cost of insurance charges and administration charges (note 2)	(189,456)	(221,784)	(38,026)	(37,508)	(493,897)	(550,642)	(172,684)	(168,805)
Adjustments to maintain reserves	(1,179)	(3,516)	1,052	(1,451)	681	1,048	90	(1,596)

Net equity transactions	(308,275)	(333,234)	(60,406)	(33,316)	(1,099,036)	(337,112)	(1,072,677)	61,146

Net change in contract owners’ equity	31,779	301,440	74,849	32,704	2,376,109	(419,827)	(572,746)	242,462
Contract owners’ equity beginning of period	2,894,700	2,593,260	782,357	749,653	10,093,141	10,512,968	4,058,172	3,815,710

Contract owners’ equity end of period	$2,926,479	2,894,700	857,206	782,357	12,469,250	10,093,141	3,485,426	4,058,172

CHANGES IN UNITS:
Beginning units	1,830	2,301	2,032	2,100	37,992	39,023	16,317	17,033
Units purchased	78	357	96	85	2,242	4,515	3,290	7,270
Units redeemed	(231)	(828)	(253)	(153)	(5,333)	(5,546)	(7,722)	(7,986)

Ending units	1,677	1,830	1,875	2,032	34,901	37,992	11,885	16,317

	OVSC		OVSB		PMVFBA		PMVLDA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$962	(1,932)	7,560	20,650	860	607	2,539	2,217
Realized gain (loss) on investments	37,728	42,525	(8,822)	(10,717)	(6,746)	(2,866)	(2,297)	(3,347)
Change in unrealized gain (loss) on investments	77,275	108,268	27,212	17,002	18,284	4,844	1,606	2,964
Reinvested capital gains	68,281	44,847	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,246	193,708	25,950	26,935	12,398	2,585	1,848	1,834

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	741,055	97,214	61,371	51,497	16,207	18,269	345,853	105,016
Transfers between subaccounts (including fixed account), net (note 6)	3	18	-	-	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(84,719)	(130,248)	(37,196)	(52,194)	(40,800)	(8,167)	1,467	27,852
Net policy repayments (loans) (note 5)	2,754	(1,179)	(3,931)	3,545	20	107	499	(2,700)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(80,085)	(77,702)	(34,050)	(37,368)	(7,794)	(8,367)	(66,802)	(60,605)
Adjustments to maintain reserves	(1,285)	(1,016)	(392)	945	(13)	35	2	(38)

Net equity transactions	577,723	(112,913)	(14,198)	(33,575)	(32,380)	1,877	281,019	69,525

Net change in contract owners’ equity	761,969	80,795	11,752	(6,640)	(19,982)	4,462	282,867	71,359
Contract owners’ equity beginning of period	1,241,947	1,161,152	485,883	492,523	125,812	121,350	346,790	275,431

Contract owners’ equity end of period	$2,003,916	1,241,947	497,635	485,883	105,830	125,812	629,657	346,790

CHANGES IN UNITS:
Beginning units	2,838	3,100	4,311	4,481	1,079	1,064	2,881	2,303
Units purchased	1,760	226	743	566	137	156	2,968	1,205
Units redeemed	(421)	(488)	(851)	(736)	(391)	(141)	(649)	(627)

Ending units	4,177	2,838	4,203	4,311	825	1,079	5,200	2,881

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,723	12,131	(1,714)	-	(2,328)	(289)	1,289	2,326
Realized gain (loss) on investments	(3,275)	(2,986)	1,292	-	9,440	47	(114)	(1,770)
Change in unrealized gain (loss) on investments	24,547	9,437	43,416	-	92,237	2,630	17,529	(1,594)
Reinvested capital gains	-	-	-	-	5,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,995	18,582	42,994	-	104,795	2,388	18,704	(1,038)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	58,192	47,697	385,365	-	16,945	367,499	1,467	17,977
Transfers between subaccounts (including fixed account), net (note 6)	16,442	78,185	-	-	4	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(130,765)	(124,352)	(9,257)	-	(33,481)	2,047	(22)	(7,809)
Net policy repayments (loans) (note 5)	(21,515)	7,155	816	-	(5,995)	110	(25)	(486)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(39,746)	(40,944)	(17,493)	-	(28,610)	(5,044)	(5,294)	(5,675)
Adjustments to maintain reserves	505	(106)	(1,144)	-	(21)	24	117	272

Net equity transactions	(116,887)	(32,365)	358,287	-	(51,158)	364,636	(3,757)	4,279

Net change in contract owners’ equity	(84,892)	(13,783)	401,281	-	53,637	367,024	14,947	3,241
Contract owners’ equity beginning of period	778,862	792,645	-	-	367,024	-	74,830	71,589

Contract owners’ equity end of period	$693,970	778,862	401,281	-	420,661	367,024	89,777	74,830

CHANGES IN UNITS:
Beginning units	4,127	4,391	-	-	3,009	-	164	172
Units purchased	545	509	3,163	-	146	3,054	1	9
Units redeemed	(1,364)	(773)	(101)	-	(557)	(45)	(10)	(17)

Ending units	3,308	4,127	3,062	-	2,598	3,009	155	164

	TRHS2		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(18,352)	(17,418)	61,126	(24,336)	(45,071)	(30,324)	(37,966)	(16,406)
Realized gain (loss) on investments	43,830	91,025	(188,082)	(253,135)	140,800	(415,033)	(426,361)	(553,895)
Change in unrealized gain (loss) on investments	446,564	(412,671)	524,605	492,857	7,681,919	260,809	236,697	2,822,415
Reinvested capital gains	121,214	18,312	-	-	-	87,029	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	593,256	(320,752)	397,649	215,386	7,777,648	(97,519)	(227,630)	2,252,114

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	518,555	312,807	241,167	238,020	1,034,653	898,023	316,379	419,920
Transfers between subaccounts (including fixed account), net (note 6)	-	(14)	(24,398)	(97,101)	(31,101)	(99,608)	(107,249)	(44,697)
Surrenders and Death Benefits (notes 2 and 4)	(324,968)	(520,547)	(337,974)	(282,759)	(2,063,216)	(1,056,928)	(631,599)	(781,989)
Net policy repayments (loans) (note 5)	1,873	(8,129)	18,256	14,591	74,925	107,979	(18,322)	29,904
Redemptions to pay cost of insurance charges and administration charges (note 2)	(105,449)	(113,709)	(286,227)	(314,206)	(1,026,544)	(1,055,286)	(442,061)	(496,950)
Adjustments to maintain reserves	151	1	1,908	(910)	(1,277)	5,638	2,305	1,574

Net equity transactions	90,162	(329,591)	(387,268)	(442,365)	(2,012,560)	(1,200,182)	(880,547)	(872,238)

Net change in contract owners’ equity	683,418	(650,343)	10,381	(226,979)	5,765,088	(1,297,701)	(1,108,177)	1,379,876
Contract owners’ equity beginning of period	2,236,468	2,886,811	3,594,285	3,821,264	16,372,640	17,670,341	6,855,551	5,475,675

Contract owners’ equity end of period	$2,919,886	2,236,468	3,604,666	3,594,285	22,137,728	16,372,640	5,747,374	6,855,551

CHANGES IN UNITS:
Beginning units	7,679	8,786	11,036	12,101	39,108	42,148	12,527	14,384
Units purchased	1,560	1,220	912	886	3,112	3,320	1,218	1,386
Units redeemed	(1,307)	(2,327)	(1,963)	(1,951)	(7,002)	(6,360)	(3,039)	(3,243)

Ending units	7,932	7,679	9,985	11,036	35,218	39,108	10,706	12,527

	VVEI		VVHYB		VVMCI		VVHGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$50,291	50,076	60,046	84,362	14,187	22,905	20,176	19,352
Realized gain (loss) on investments	104,117	147,860	11,435	(38,965)	297,829	114,456	(671)	9,472
Change in unrealized gain (loss) on investments	266,187	(5,005)	34,167	135,464	385,249	3,498	11,119	(10,231)
Reinvested capital gains	102,383	196,193	-	-	250,960	356,389	4,527	3,897

Net increase (decrease) in contract owners’ equity resulting from operations	522,978	389,124	105,648	180,861	948,225	497,248	35,151	22,490

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	172,047	174,361	446,964	733,607	292,014	315,115	100,798	114,272
Transfers between subaccounts (including fixed account), net (note 6)	2	-	-	-	2	(1)	-	-
Surrenders and Death Benefits (notes 2 and 4)	(128,764)	(175,338)	(340,758)	(774,444)	(358,182)	(324,275)	31,077	(52,871)
Net policy repayments (loans) (note 5)	(1,078)	(12,678)	(6,215)	(3,647)	(13,477)	8,577	(3,553)	(1,784)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(136,070)	(138,602)	(88,998)	(105,594)	(211,090)	(224,668)	(76,262)	(83,713)
Adjustments to maintain reserves	(113)	50	(59)	83	194	(62)	(94)	7

Net equity transactions	(93,976)	(152,207)	10,934	(149,995)	(290,539)	(225,314)	51,966	(24,089)

Net change in contract owners’ equity	429,002	236,917	116,582	30,866	657,686	271,934	87,117	(1,599)
Contract owners’ equity beginning of period	3,109,893	2,872,976	1,559,511	1,528,645	5,392,193	5,120,259	1,402,380	1,403,979

Contract owners’ equity end of period	$3,538,895	3,109,893	1,676,093	1,559,511	6,049,879	5,392,193	1,489,497	1,402,380

CHANGES IN UNITS:
Beginning units	10,245	10,788	7,093	7,669	14,682	15,345	9,071	9,218
Units purchased	644	774	2,373	3,680	859	1,024	1,343	1,151
Units redeemed	(936)	(1,317)	(2,274)	(4,256)	(1,576)	(1,687)	(1,015)	(1,298)

Ending units	9,953	10,245	7,192	7,093	13,965	14,682	9,399	9,071

	WRASP		SVDF		SVOF		WFVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,950	(400)	(4,767)	(6,047)	196	5,730	(1,174)	(1,112)
Realized gain (loss) on investments	(3,989)	(10,446)	(6,676)	(16,739)	20,237	15,358	6,381	(669)
Change in unrealized gain (loss) on investments	39,781	2,293	161,440	17,183	23,283	(16,930)	25,097	(2,966)
Reinvested capital gains	-	-	39,232	49,674	34,878	41,042	4,759	14,620

Net increase (decrease) in contract owners’ equity resulting from operations	37,742	(8,553)	189,229	44,071	78,594	45,200	35,063	9,873

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,676	8,442	26,275	25,903	27,775	28,820	14,044	15,497
Transfers between subaccounts (including fixed account), net (note 6)	-	-	1	-	-	1	-	-
Surrenders and Death Benefits (notes 2 and 4)	(16,149)	(25,450)	(41,817)	(519,922)	(33,874)	(9,962)	(42,918)	(35,705)
Net policy repayments (loans) (note 5)	1,990	(3,035)	1,695	633	150	(1,255)	(20,074)	1,685
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,327)	(15,551)	(55,736)	(76,705)	(50,115)	(44,603)	(8,930)	(9,623)
Adjustments to maintain reserves	(110)	14	(262)	(419)	(196)	(1,489)	101	98

Net equity transactions	(19,920)	(35,580)	(69,844)	(570,510)	(56,260)	(28,488)	(57,777)	(28,048)

Net change in contract owners’ equity	17,822	(44,133)	119,385	(526,439)	22,334	16,712	(22,714)	(18,175)
Contract owners’ equity beginning of period	226,657	270,790	701,465	1,227,904	426,076	409,364	142,725	160,900

Contract owners’ equity end of period	$244,479	226,657	820,850	701,465	448,410	426,076	120,011	142,725

CHANGES IN UNITS:
Beginning units	1,577	1,822	1,181	4,903	399	440	569	686
Units purchased	78	77	36	40	27	35	52	77
Units redeemed	(206)	(322)	(84)	(3,762)	(81)	(76)	(238)	(194)

Ending units	1,449	1,577	1,133	1,181	345	399	383	569

	PVGIB		PVTVB		CAF4
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,237	2,969	-	2,083	-	(14,559)
Realized gain (loss) on investments	24,753	15,844	-	(64,256)	-	5,023,745
Change in unrealized gain (loss) on investments	(57,989)	17,003	-	49,853	-	(6,801,963)
Reinvested capital gains	44,231	9,232	-	14,888	-	1,691,679

Net increase (decrease) in contract owners’ equity resulting from operations	18,232	45,048	-	2,568	-	(101,098)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(11,066)	86,700	-	28,254	-	349,760
Transfers between subaccounts (including fixed account), net (note 6)	(7)	2	-	-	-	(3,812,272)
Surrenders and Death Benefits (notes 2 and 4)	(399,116)	(29,670)	-	(402,067)	-	(16,223,056)
Net policy repayments (loans) (note 5)	(1,300)	973	-	3,173	-	80,771
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,013)	(34,329)	-	(34,062)	-	(389,221)
Adjustments to maintain reserves	25,492	1,002	-	(410)	-	(7,234)

Net equity transactions	(400,010)	24,678	-	(405,112)	-	(20,001,252)

Net change in contract owners’ equity	(381,778)	69,726	-	(402,544)	-	(20,102,350)
Contract owners’ equity beginning of period	381,778	312,052	-	402,544	-	20,102,350

Contract owners’ equity end of period	$-	381,778	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,372	1,485	-	1,427	-	77,243
Units purchased	62	171	-	129	-	1,783
Units redeemed	(1,434)	(284)	-	(1,556)	-	(79,026)

Ending units	-	1,372	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (The Company) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a redemption of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a redemption of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount

Surrender Charge - assessed through a redemption of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $2,012,937 and $2,169,500, respectively. The charges were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

(6) Related Party Transactions

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of policyholder loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the policyholder. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $26,134,776 and $53,372,526, respectively, and total transfers from the Separate Account to the fixed account were $27,389,010 and $52,114,433, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,262,075,161	$-	$-	$1,262,075,161

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$439,639	$2,819,355
VPS Growth and Income Portfolio - Class A (ALVGIA)	369,096	565,680
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	513,683	540,801
VP Income & Growth Fund - Class I (ACVIG)	276,327	293,466
VP Inflation Protection Fund - Class II (ACVIP2)	156,784	266,704
VP International Fund - Class I (ACVI)	76,190	41,059
VP Mid Cap Value Fund - Class I (ACVMV1)	232,611	176,320
VP Ultra(R) Fund - Class I (ACVU1)	5,215	4,217
Global Allocation V.I. Fund - Class II (MLVGA2)	71,279	109,280
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,544,134	1,358,123
Stock Index Fund, Inc. - Initial Shares (DSIF)	909,314	970,063
Appreciation Portfolio - Initial Shares (DCAP)	451,974	217,065
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	137,986	70,415
Managed Tail Risk Fund II - Primary Shares (FVCA2P)	6,416	33,386
Quality Bond Fund II - Primary Shares (FQB)	263,032	228,846
Equity-Income Portfolio - Initial Class (FEIP)	5,112,209	9,689,056
High Income Portfolio - Initial Class (FHIP)	2,393,233	3,052,269
VIP Asset Manager Portfolio - Initial Class (FAMP)	4,456,826	3,343,195

VIP Energy Portfolio - Service Class 2 (FNRS2)	$150,518	$175,482
VIP Equity-Income Portfolio - Service Class (FEIS)	510,803	509,994
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	6,983	15,784
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	281,967	204,916
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	510,151	120,066
VIP Growth Portfolio - Initial Class (FGP)	11,792,499	14,592,852
VIP Growth Portfolio - Service Class (FGS)	379,490	441,451
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	1,736,359	2,475,724
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	166,174	124,495
VIP Mid Cap Portfolio - Service Class (FMCS)	906,359	1,828,655
VIP Overseas Portfolio - Initial Class (FOP)	1,099,644	3,918,072
VIP Overseas Portfolio - Service Class (FOS)	187,923	427,755
VIP Value Strategies Portfolio - Service Class (FVSS)	657,238	558,717
Rising Dividends Securities Fund - Class 1 (FTVRDI)	815,928	923,053
Small Cap Value Securities Fund - Class 1 (FTVSVI)	671,264	719,718
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	95,839	306,332
Templeton Foreign Securities Fund - Class 1 (TIF)	210,484	293,397
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	115,723	362,722
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,769	6,191
VI American Franchise Fund - Series I Shares (ACEG)	175,014	61,994
VI Value Opportunities Fund - Series I Shares (AVBVI)	94,312	37,763
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	153,935	120,138
Balanced Portfolio: Service Shares (JABS)	476,114	445,462
Forty Portfolio: Service Shares (JACAS)	565,259	580,554
Global Technology Portfolio: Service Shares (JAGTS)	566,494	233,129
Overseas Portfolio: Service Shares (JAIGS)	188,970	514,462
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	177,087	214,657
Value Series - Initial Class (MVFIC)	478,787	677,440
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	435,632	323,856
Core Plus Fixed Income Portfolio - Class I (MSVFI)	191,652	214,563
Emerging Markets Debt Portfolio - Class I (MSEM)	11,868	19,050
U.S. Real Estate Portfolio - Class I (MSVRE)	53,926	82,533
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	592,458	1,151,226
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	129,407	149,006
American Funds NVIT Bond Fund - Class II (GVABD2)	14,993	46,659
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	222,122	162,222
American Funds NVIT Growth Fund - Class II (GVAGR2)	256,854	130,155
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	117,276	68,354
Federated NVIT High Income Bond Fund - Class I (HIBF)	251,723	297,307
NVIT Emerging Markets Fund - Class I (GEM)	321,596	724,304
NVIT International Equity Fund - Class I (GIG)	21,383	10,861
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	44,416	34,016
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	770,493	1,584,548
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	20,642	8,274
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	95,327	106,940
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	3,302	932
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	5,283	3,470
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	2,118	1,991
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	87,336	36,173
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	39,714	32,517
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,186	3,704
NVIT Core Bond Fund - Class I (NVCBD1)	29,172	76,097
NVIT Core Plus Bond Fund - Class I (NVLCP1)	5,229	17,746
NVIT Nationwide Fund - Class IV (TRF4)	2,575,126	8,945,822
NVIT Government Bond Fund - Class I (GBF)	63,568	40,713
NVIT Government Bond Fund - Class IV (GBF4)	898,043	1,371,391
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	965,058	704,636
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	9,024	8,008
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,730	1,038
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	132,914	260,774
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	4,342,916	4,296,025
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,396,311	2,575,601
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	379,023	312,678
NVIT Mid Cap Index Fund - Class I (MCIF)	861,328	434,991
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	54,973	205,104

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	$1,003,058	$1,706,313
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	294,674	972,205
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	327,422	547,848
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	767,294	683,025
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,971,615	6,161,112
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	454,473	546,576
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	76,339	225,054
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	1,581,104	2,147,397
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	1,760,224	1,902,662
NVIT Multi-Sector Bond Fund - Class I (MSBF)	213,949	229,850
NVIT S&P 500 Index Fund - Class IV (GVEX4)	8,890,775	13,745,978
NVIT Short Term Bond Fund - Class II (NVSTB2)	154,160	352,087
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,529,989	13,751,810
Templeton NVIT International Value Fund - Class III (NVTIV3)	72,833	62,763
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	955,731	1,850,457
NVIT Real Estate Fund - Class I (NVRE1)	373,154	633,560
NVIT Money Market Fund - Class IV (SAM4)	6,710,959	11,648,399
Short Duration Bond Portfolio - I Class Shares (AMTB)	568,687	1,209,500
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,517	23,405
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	54,539	84,529
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	162,094	393,160
Socially Responsive Portfolio - I Class Shares (AMSRS)	55,897	86,729
Global Securities Fund/VA - Non-Service Shares (OVGS)	460,896	1,536,692
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	852,074	1,866,954
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	806,006	157,723
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	79,807	86,077
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	16,850	48,379
Low Duration Portfolio - Administrative Class (PMVLDA)	357,628	74,118
Total Return Portfolio - Administrative Class (PMVTRA)	111,339	218,537
VT Equity Income Fund: Class IB (PVEIB)	412,155	50,863
VT Growth Opportunities Fund: Class IB (PVGOB)	16,471	64,661
VT International Equity Fund: Class IB (PVTIGB)	3,268	5,868
Health Sciences Portfolio - II (TRHS2)	559,575	366,600
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	206,195	534,258
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	771,490	2,825,697
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	248,727	1,164,534
Variable Insurance Fund - Equity Income Portfolio (VVEI)	302,187	243,163
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	562,533	491,390
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	490,383	515,587
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	201,136	124,303
Variable Insurance Portfolios - Asset Strategy (WRASP)	11,629	29,504
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	59,395	94,451
Advantage VT Opportunity Fund - Class 2 (SVOF)	58,455	79,434
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	16,589	70,899
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	64,427	412,515

	$96,654,859	$149,140,186

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of policy expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest policy expense rate for policies with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified policy expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2017	0.60%	to	0.75%	63,355	$2,952.68	to	$285.83	$24,641,122	0.00%	27.96%	to	27.77%
2016	0.60%	to	0.75%	70,353	2,307.43	to	223.70	21,220,281	0.00%	5.60%	to	5.45%
2015	0.60%	to	0.75%	75,792	2,184.97	to	212.14	21,734,561	0.00%	-3.90%	to	-4.04%
2014	0.60%	to	0.75%	82,703	2,273.56	to	221.08	24,757,746	0.00%	-0.16%	to	-0.31%
2013	0.60%	to	0.75%	89,793	2,277.29	to	221.77	27,022,875	0.00%	33.46%	to	33.26%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.60%	to	0.75%	6,320	3,313.90	to	324.18	2,539,946	1.50%	18.22%	to	18.04%
2016	0.60%	to	0.75%	7,692	2,803.26	to	274.64	2,552,768	1.00%	10.64%	to	10.47%
2015	0.60%	to	0.75%	7,879	2,533.76	to	248.61	2,422,642	1.39%	1.09%	to	0.94%
2014	0.60%	to	0.75%	8,860	2,506.36	to	246.29	2,645,344	1.30%	8.89%	to	8.72%
2013	0.60%	to	0.75%	9,101	2,301.81	to	226.53	2,920,455	1.41%	34.16%	to	33.96%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.60%	to	0.75%	5,622	4,805.35	to	470.08	3,198,020	0.45%	12.47%	to	12.30%
2016	0.60%	to	0.75%	5,947	4,272.47	to	418.58	3,002,120	0.62%	24.34%	to	24.16%
2015	0.60%	to	0.75%	6,327	3,436.05	to	337.14	2,666,905	0.78%	-6.05%	to	-6.19%
2014	0.60%	to	0.75%	7,462	3,657.36	to	359.39	3,299,322	0.70%	8.54%	to	8.38%
2013	0.60%	to	0.75%	8,075	3,369.44	to	331.60	3,270,275	0.66%	37.23%	to	37.03%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.60%	to	0.75%	6,491	3,255.26	to	311.52	2,188,562	2.38%	19.77%	to	19.59%
2016	0.60%	to	0.75%	6,812	2,717.99	to	260.50	1,917,643	2.38%	12.81%	to	12.64%
2015	0.60%	to	0.75%	6,911	2,409.44	to	231.27	1,749,786	2.09%	-6.19%	to	-6.33%
2014	0.60%	to	0.75%	7,594	2,568.29	to	246.89	2,031,969	2.06%	11.83%	to	11.66%
2013	0.60%	to	0.75%	7,219	2,296.60	to	221.10	1,718,552	2.25%	35.01%	to	34.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.60%	to	0.75%	7,502	1,542.75	to	150.91	1,300,950	2.58%	3.05%	to	2.90%
2016	0.60%	to	0.75%	8,308	1,497.04	to	146.66	1,396,960	1.84%	3.76%	to	3.61%
2015	0.60%	to	0.75%	8,835	1,442.73	to	141.55	1,489,881	2.12%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	11,582	1,488.13	to	146.22	2,004,412	1.29%	2.68%	to	2.53%
2013	0.60%	to	0.75%	12,680	1,449.27	to	142.62	2,092,601	1.64%	-9.03%	to	-9.16%
VP International Fund - Class I (ACVI)
2017	0.60%	to	0.75%	167	2,286.15	to	223.30	311,649	0.78%	30.42%	to	30.23%
2016	0.60%	to	0.75%	122	1,752.86	to	171.47	208,934	1.06%	-6.06%	to	-6.20%
2015	0.60%	to	0.75%	135	1,865.98	to	182.81	236,759	0.39%	0.16%	to	0.01%
2014	0.60%	to	0.75%	227	1,863.09	to	182.80	280,096	1.83%	-6.07%	to	-6.21%
2013	0.60%	to	0.75%	286	1,983.52	to	194.91	366,963	1.63%	21.68%	to	21.50%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.65%	to	0.75%	5,124	340.06	to	335.79	1,733,485	1.57%	10.97%	to	10.86%
2016	0.65%	to	0.75%	5,088	306.44	to	302.89	1,551,445	1.71%	22.06%	to	21.94%
2015	0.65%	to	0.75%	4,416	251.06	to	248.39	1,103,608	1.65%	-2.07%	to	-2.17%
2014	0.65%	to	0.75%	4,736	256.37	to	253.90	1,208,983	1.20%	15.67%	to	15.55%
2013	0.65%	to	0.75%	5,341	221.64	to	219.73	1,178,884	1.23%	29.27%	to	29.14%
VP Ultra(R) Fund - Class I (ACVU1)
2017			0.60%	37			2,843.37	105,205	0.37%			31.44%
2016			0.60%	38			2,163.29	82,205	0.33%			3.82%
2015			0.60%	40			2,083.64	83,346	0.43%			5.64%
2014			0.60%	38			1,972.48	74,954	0.21%			9.34%
2013	0.60%	to	0.75%	22	1804.04	to	177.27	29,929	0.59%	36.25%	to	36.05%
Global Allocation V.I. Fund - Class II (MLVGA2)
2017			0.75%	7,987			182.31	1,456,096	1.17%			12.90%
2016			0.75%	8,314			161.48	1,342,580	1.12%			3.18%
2015			0.75%	8,661			156.50	1,355,473	0.97%			-1.61%
2014			0.75%	9,546			159.06	1,518,418	2.28%			1.20%
2013			0.75%	8,799			157.17	1,382,939	1.12%			13.70%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.60%	to	0.75%	24,485	4,751.94	to	460.98	12,024,777	0.67%	11.73%	to	11.57%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.60%	to	0.75%	25,342	$4,252.96	to	$413.19	$11,098,827	0.92%	24.98%	to	24.79%
2015	0.60%	to	0.75%	25,842	3,403.01	to	331.11	9,111,839	0.75%	-2.91%	to	-3.06%
2014	0.60%	to	0.75%	27,539	3,505.14	to	341.56	10,087,017	0.58%	4.49%	to	4.34%
2013	0.60%	to	0.75%	28,636	3,354.43	to	327.36	9,960,289	1.06%	39.87%	to	39.66%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.60%	to	0.75%	30,250	3,493.60	to	341.76	11,100,606	1.72%	20.81%	to	20.63%
2016	0.60%	to	0.75%	31,550	2,891.71	to	283.30	9,558,760	2.00%	11.04%	to	10.87%
2015	0.60%	to	0.75%	33,423	2,604.20	to	255.52	9,125,039	1.82%	0.50%	to	0.35%
2014	0.60%	to	0.75%	36,803	2,591.19	to	254.62	10,045,959	1.75%	12.75%	to	12.58%
2013	0.60%	to	0.75%	39,350	2,298.26	to	226.18	9,450,492	1.85%	31.24%	to	31.04%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.60%	to	0.75%	10,625	2,712.23	to	264.93	3,062,316	1.34%	26.57%	to	26.38%
2016	0.60%	to	0.75%	11,177	2,142.83	to	209.62	2,542,378	1.63%	7.26%	to	7.10%
2015	0.60%	to	0.75%	11,908	1,997.79	to	195.72	2,523,539	1.69%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	13,438	2,060.68	to	202.19	2,934,777	1.83%	7.44%	to	7.28%
2013	0.60%	to	0.75%	14,945	1,917.89	to	188.46	3,076,647	1.96%	20.38%	to	20.20%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	0.60%	to	0.75%	1,762	2,962.82	to	289.84	1,014,251	0.00%	23.94%	to	23.75%
2016	0.60%	to	0.75%	1,543	2,390.60	to	234.21	764,785	0.00%	16.37%	to	16.20%
2015	0.60%	to	0.75%	1,654	2,054.27	to	201.56	712,907	0.00%	-2.86%	to	-3.01%
2014	0.60%	to	0.75%	1,765	2,114.78	to	207.81	750,035	0.00%	0.99%	to	0.84%
2013	0.60%	to	0.75%	2,088	2,094.12	to	206.09	838,428	0.00%	47.66%	to	47.44%
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
2017	0.60%	to	0.75%	370	1,675.88	to	163.94	66,945	1.62%	10.29%	to	10.12%
2016	0.60%	to	0.75%	544	1,519.57	to	148.87	88,048	1.78%	-4.77%	to	-4.91%
2015	0.60%	to	0.75%	557	1,595.67	to	156.56	94,611	1.70%	-6.85%	to	-6.99%
2014	0.60%	to	0.75%	591	1,713.01	to	168.33	109,142	1.73%	-1.56%	to	-1.71%
2013	0.60%	to	0.75%	599	1,740.16	to	171.25	112,384	1.04%	15.76%	to	15.58%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.60%	to	0.75%	11,806	1,650.07	to	163.80	2,245,614	3.22%	3.41%	to	3.26%
2016	0.60%	to	0.75%	11,776	1,595.59	to	161.70	2,196,112	3.62%	3.20%	to	3.05%
2015	0.60%	to	0.75%	12,513	1,546.04	to	156.91	2,257,572	3.78%	-0.84%	to	-0.99%
2014	0.60%	to	0.75%	12,420	1,559.14	to	158.48	2,326,764	3.84%	3.17%	to	3.02%
2013	0.60%	to	0.75%	13,941	1,511.21	to	153.84	2,618,615	4.24%	0.43%	to	0.28%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.60%	to	0.75%	93,264	6,636.89	to	639.82	88,853,407	1.68%	12.22%	to	12.05%
2016	0.60%	to	0.75%	102,190	5,914.14	to	571.00	86,168,303	2.30%	17.31%	to	17.14%
2015	0.60%	to	0.75%	111,476	5,041.31	to	487.46	80,233,611	3.10%	-4.54%	to	-4.68%
2014	0.60%	to	0.75%	123,782	5,281.01	to	511.40	92,695,125	2.77%	8.07%	to	7.91%
2013	0.60%	to	0.75%	136,521	4,886.76	to	473.93	94,397,820	2.48%	27.38%	to	27.19%
High Income Portfolio - Initial Class (FHIP)
2017	0.60%	to	0.75%	22,713	3,207.74	to	300.00	10,019,538	4.86%	6.30%	to	6.14%
2016	0.60%	to	0.75%	25,530	3,017.74	to	282.65	10,464,729	4.63%	13.92%	to	13.75%
2015	0.60%	to	0.75%	30,319	2,648.89	to	248.48	10,722,521	7.16%	-4.20%	to	-4.35%
2014	0.60%	to	0.75%	14,509	2,765.12	to	259.77	7,569,002	5.70%	0.55%	to	0.40%
2013	0.60%	to	0.75%	14,624	2,749.99	to	258.74	7,765,711	5.46%	5.31%	to	5.16%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.60%	to	0.75%	43,461	4,139.53	to	399.07	28,054,538	1.86%	13.42%	to	13.25%
2016	0.60%	to	0.75%	47,539	3,649.62	to	352.37	26,868,964	1.48%	2.46%	to	2.30%
2015	0.60%	to	0.75%	51,051	3,562.13	to	344.43	28,102,945	1.55%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	55,426	3,578.49	to	346.53	30,545,911	1.48%	5.20%	to	5.04%
2013	0.60%	to	0.75%	59,764	3,401.61	to	329.90	31,049,343	1.56%	15.01%	to	14.84%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.65%	to	0.75%	7,474	187.48	to	185.12	1,389,262	1.39%	-3.40%	to	-3.50%
2016	0.65%	to	0.75%	7,760	194.08	to	191.83	1,494,099	0.49%	32.64%	to	32.51%
2015	0.65%	to	0.75%	8,251	146.32	to	144.77	1,198,999	0.88%	-21.26%	to	-21.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.65%	to	0.75%	8,588	$185.83	to	$184.05	$1,585,713	0.65%	-13.33%	to	-13.42%
2013	0.65%	to	0.75%	8,567	214.42	to	212.57	1,826,336	0.69%	23.34%	to	23.22%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017			0.75%	21,926			287.19	6,297,029	1.63%			11.96%
2016			0.75%	22,597			256.51	5,796,286	2.26%			17.02%
2015			0.75%	24,034			219.19	5,268,049	3.13%			-4.81%
2014			0.75%	24,422			230.26	5,623,304	2.81%			7.83%
2013			0.75%	25,465			213.53	5,437,445	2.51%			27.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.65%	to	0.75%	618	194.52	to	192.08	120,016	1.41%	12.26%	to	12.15%
2016	0.65%	to	0.75%	685	173.28	to	171.27	118,286	1.09%	4.60%	to	4.49%
2015	0.65%	to	0.75%	1,255	165.66	to	163.91	206,715	1.45%	-0.96%	to	-1.06%
2014	0.65%	to	0.75%	1,739	167.26	to	165.66	288,919	1.53%	3.67%	to	3.57%
2013	0.65%	to	0.75%	1,796	161.34	to	159.95	288,021	1.09%	12.66%	to	12.55%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.65%	to	0.75%	10,368	209.21	to	206.58	2,154,471	1.50%	15.72%	to	15.60%
2016	0.65%	to	0.75%	10,368	180.79	to	178.69	1,863,819	1.44%	5.36%	to	5.25%
2015	0.65%	to	0.75%	10,845	171.60	to	169.78	1,851,269	1.75%	-1.01%	to	-1.11%
2014	0.65%	to	0.75%	11,233	173.35	to	171.68	1,937,606	1.61%	3.99%	to	3.88%
2013	0.65%	to	0.75%	10,854	166.71	to	165.27	1,801,015	1.70%	15.20%	to	15.09%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.65%	to	0.75%	12,174	227.58	to	224.72	2,742,605	1.41%	20.04%	to	19.92%
2016	0.65%	to	0.75%	10,771	189.59	to	187.39	2,021,618	1.37%	5.83%	to	5.73%
2015	0.65%	to	0.75%	11,209	179.14	to	177.24	1,989,714	1.61%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	11,624	180.92	to	179.18	2,086,187	1.53%	4.18%	to	4.08%
2013	0.65%	to	0.75%	11,010	173.66	to	172.16	1,898,332	1.73%	20.71%	to	20.59%
VIP Growth Portfolio - Initial Class (FGP)
2017	0.60%	to	0.75%	135,858	7,346.01	to	708.18	144,510,673	0.22%	34.33%	to	34.13%
2016	0.60%	to	0.75%	149,809	5,468.72	to	527.99	117,428,257	0.04%	0.20%	to	0.05%
2015	0.60%	to	0.75%	161,952	5,457.84	to	527.73	126,549,684	0.26%	6.53%	to	6.37%
2014	0.60%	to	0.75%	177,709	5,123.12	to	496.11	129,569,961	0.18%	10.63%	to	10.47%
2013	0.60%	to	0.75%	196,502	4,630.78	to	449.11	127,990,257	0.29%	35.52%	to	35.32%
VIP Growth Portfolio - Service Class (FGS)
2017			0.75%	11,823			352.63	4,169,092	0.13%			34.00%
2016			0.75%	12,796			263.16	3,367,400	0.00%			-0.04%
2015			0.75%	12,886			263.26	3,392,335	0.17%			6.25%
2014			0.75%	13,095			247.77	3,244,487	0.09%			10.36%
2013			0.75%	14,230			224.51	3,194,802	0.19%			35.19%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2017	0.60%	to	0.75%	57,432	3,107.57	to	299.92	22,951,960	2.37%	3.59%	to	3.44%
2016	0.60%	to	0.75%	60,701	2,999.73	to	289.95	23,385,639	2.33%	4.12%	to	3.96%
2015	0.60%	to	0.75%	64,649	2,881.13	to	278.90	23,712,782	2.49%	-1.19%	to	-1.34%
2014	0.60%	to	0.75%	71,593	2,915.83	to	282.69	26,575,127	2.09%	5.19%	to	5.04%
2013	0.60%	to	0.75%	81,346	2,771.84	to	269.13	28,391,507	2.20%	-2.37%	to	-2.51%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017			0.75%	10,077			167.57	1,688,650	2.33%			3.38%
2016			0.75%	10,031			162.09	1,625,952	2.38%			3.85%
2015			0.75%	9,704			156.09	1,514,660	2.54%			-1.45%
2014			0.75%	9,697			158.38	1,535,800	2.17%			4.96%
2013			0.75%	9,786			150.89	1,476,602	2.28%			-2.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.60%	to	0.75%	17,777	5,320.92	to	520.52	11,238,103	0.60%	19.98%	to	19.80%
2016	0.60%	to	0.75%	20,503	4,434.72	to	434.47	10,646,363	0.42%	11.44%	to	11.28%
2015	0.60%	to	0.75%	22,396	3,979.33	to	390.44	10,690,094	0.39%	-2.09%	to	-2.24%
2014	0.60%	to	0.75%	24,912	4,064.23	to	399.37	12,189,645	0.16%	5.56%	to	5.40%
2013	0.60%	to	0.75%	26,881	3,850.12	to	378.90	12,669,390	0.41%	35.25%	to	35.05%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.60%	to	0.75%	72,541	$3,146.86	to	$303.71	$31,770,289	1.41%	29.51%	to	29.31%
2016	0.60%	to	0.75%	81,181	2,429.86	to	234.87	27,184,186	1.43%	-5.63%	to	-5.77%
2015	0.60%	to	0.75%	84,065	2,574.80	to	249.25	30,029,665	1.66%	3.00%	to	2.85%
2014	0.60%	to	0.75%	20,601	2,499.69	to	242.34	11,108,826	1.25%	-8.63%	to	-8.76%
2013	0.60%	to	0.75%	24,534	2,735.69	to	265.62	14,010,407	1.35%	29.66%	to	29.46%
VIP Overseas Portfolio - Service Class (FOS)
2017			0.75%	13,071			284.61	3,720,155	1.33%			29.13%
2016			0.75%	14,103			220.40	3,108,309	1.37%			-5.83%
2015			0.75%	13,595			234.04	3,181,797	1.85%			2.72%
2014			0.75%	192			227.85	43,747	1.14%			-8.85%
2013			0.75%	234			249.96	58,492	1.26%			29.40%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.60%	to	0.75%	4,885	3,892.39	to	380.77	2,229,606	1.29%	18.50%	to	18.32%
2016	0.60%	to	0.75%	6,009	3,284.75	to	321.81	2,318,246	1.04%	8.83%	to	8.66%
2015	0.60%	to	0.75%	6,296	3,018.36	to	296.15	2,272,177	1.02%	-3.63%	to	-3.78%
2014	0.60%	to	0.75%	6,731	3,132.20	to	307.79	2,508,378	0.97%	6.05%	to	5.90%
2013	0.60%	to	0.75%	6,902	2,953.40	to	290.65	2,369,544	0.82%	29.66%	to	29.47%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.60%	to	0.75%	15,777	3,554.72	to	347.74	7,331,294	1.73%	20.13%	to	19.95%
2016	0.60%	to	0.75%	16,679	2,959.12	to	289.91	6,477,922	1.61%	15.63%	to	15.46%
2015	0.60%	to	0.75%	17,973	2,559.04	to	251.09	5,926,552	1.67%	-3.99%	to	-4.14%
2014	0.60%	to	0.75%	20,963	2,665.49	to	261.92	6,987,810	1.52%	8.35%	to	8.19%
2013	0.60%	to	0.75%	24,591	2,459.99	to	242.09	7,305,705	1.74%	29.27%	to	29.08%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.60%	to	0.75%	11,685	4,499.14	to	440.13	5,869,250	0.73%	10.25%	to	10.09%
2016	0.60%	to	0.75%	12,692	4,080.69	to	399.79	5,756,591	1.03%	29.76%	to	29.56%
2015	0.60%	to	0.75%	13,478	3,144.86	to	308.57	4,723,989	0.90%	-7.74%	to	-7.88%
2014	0.60%	to	0.75%	15,018	3,408.66	to	334.95	5,713,575	0.85%	0.28%	to	0.13%
2013	0.60%	to	0.75%	16,434	3,399.16	to	334.52	6,373,319	1.48%	35.69%	to	35.49%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.65%	to	0.75%	11,489	122.06	to	121.62	1,398,895	1.01%	39.50%	to	39.36%
2016	0.65%	to	0.75%	13,401	87.50	to	87.27	1,170,633	0.83%	16.68%	to	16.57%
2015	0.65%	to	0.75%	15,482	74.99	to	74.86	1,159,767	2.07%	-20.12%	to	-20.20%
2014	0.65%	to	0.75%	16,950	93.88	to	93.82	1,590,604	-1.50%	-6.12%	to	-6.18%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	0.60%	to	0.75%	1,344	2,758.15	to	269.82	1,137,879	2.65%	16.32%	to	16.15%
2016	0.60%	to	0.75%	1,743	2,371.14	to	232.30	1,071,371	2.21%	6.85%	to	6.69%
2015	0.60%	to	0.75%	1,954	2,219.16	to	217.74	1,139,161	3.48%	-6.87%	to	-7.01%
2014	0.60%	to	0.75%	2,192	2,382.82	to	234.15	1,388,927	2.11%	-11.42%	to	-11.55%
2013	0.60%	to	0.75%	1,920	2,690.01	to	264.73	1,596,456	2.50%	22.54%	to	22.35%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.65%	to	0.75%	12,954	98.88	to	98.52	1,278,817	0.00%	1.27%	to	1.17%
2016	0.65%	to	0.75%	15,365	97.64	to	97.38	1,498,513	0.00%	2.27%	to	2.17%
2015	0.65%	to	0.75%	16,650	95.47	to	95.31	1,588,355	7.68%	-4.92%	to	-5.02%
2014	0.65%	to	0.75%	19,188	100.42	to	100.35	1,926,149	-5.23%	0.42%	to	0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017			0.75%	415			152.75	63,393	2.68%			11.14%
2016			0.75%	423			137.44	58,136	4.01%			12.34%
2015			0.75%	276			122.34	33,767	2.66%			-6.91%
2014			0.75%	236			131.43	31,018	3.36%			2.08%
2013			0.75%	506			128.75	65,149	13.06%			22.85%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.60%	to	0.75%	2,083	1,958.36	to	194.18	434,944	0.09%	26.58%	to	26.39%
2016	0.60%	to	0.75%	1,611	1,547.11	to	153.63	271,357	0.00%	1.66%	to	1.51%
2015	0.60%	to	0.75%	1,624	1,521.89	to	151.35	272,084	0.00%	4.38%	to	4.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.60%	to	0.75%	1,798	$1,458.04	to	$145.22	$287,427	0.04%	7.79%	to	7.63%
2013	0.60%	to	0.75%	1,685	1,352.66	to	134.93	252,871	0.42%	39.30%	to	39.09%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2017			0.60%	121			2,508.60	303,541	0.46%			16.74%
2016	0.60%	to	0.75%	172	2,148.94	to	210.53	204,853	0.41%	17.63%	to	17.45%
2015	0.60%	to	0.75%	194	1,826.87	to	179.25	178,297	2.82%	-10.94%	to	-11.07%
2014	0.60%	to	0.75%	88	2,051.30	to	201.57	174,763	1.44%	5.98%	to	5.82%
2013	0.60%	to	0.75%	87	1,935.53	to	190.48	163,156	1.45%	32.95%	to	32.76%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.60%	to	0.75%	11,107	1,756.26	to	174.14	2,034,397	0.00%	21.76%	to	21.58%
2016	0.60%	to	0.75%	11,523	1,442.39	to	143.23	1,737,854	0.00%	0.15%	to	0.00%
2015	0.60%	to	0.75%	11,718	1,440.16	to	143.22	1,769,503	0.00%	0.60%	to	0.45%
2014	0.60%	to	0.75%	11,752	1,431.56	to	142.58	1,772,333	0.00%	7.39%	to	7.23%
2013	0.60%	to	0.75%	12,184	1,333.04	to	132.97	1,709,007	0.44%	36.19%	to	35.99%
Balanced Portfolio: Service Shares (JABS)
2017	0.60%	to	0.75%	6,414	3,014.08	to	294.85	2,711,527	1.40%	17.43%	to	17.25%
2016	0.60%	to	0.75%	6,397	2,566.71	to	251.46	2,310,004	1.92%	3.70%	to	3.55%
2015	0.60%	to	0.75%	6,932	2,475.10	to	242.85	2,342,441	1.63%	-0.19%	to	-0.34%
2014	0.60%	to	0.75%	6,684	2,479.81	to	243.68	2,382,160	1.46%	7.59%	to	7.43%
2013	0.60%	to	0.75%	6,790	2,304.86	to	226.83	2,652,637	2.03%	19.09%	to	18.91%
Forty Portfolio: Service Shares (JACAS)
2017	0.60%	to	0.75%	13,825	4,017.82	to	392.45	5,749,013	0.00%	29.22%	to	29.03%
2016	0.60%	to	0.75%	14,518	3,109.29	to	304.16	4,689,451	0.87%	1.33%	to	1.18%
2015	0.60%	to	0.75%	14,765	3,068.35	to	300.61	4,809,108	1.24%	11.27%	to	11.10%
2014	0.60%	to	0.75%	14,531	2,757.63	to	270.57	4,294,689	0.03%	7.82%	to	7.66%
2013	0.60%	to	0.75%	17,110	2,557.65	to	251.33	4,681,584	0.59%	30.10%	to	29.91%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.60%	to	0.75%	4,618	4,269.88	to	417.07	2,317,905	0.45%	44.05%	to	43.83%
2016	0.60%	to	0.75%	3,974	2,964.19	to	289.97	1,410,173	0.09%	13.17%	to	13.00%
2015	0.60%	to	0.75%	4,637	2,619.19	to	256.60	1,390,392	0.79%	4.02%	to	3.86%
2014	0.60%	to	0.75%	4,243	2,517.98	to	247.06	1,223,864	0.00%	8.69%	to	8.53%
2013	0.60%	to	0.75%	4,670	2,316.59	to	227.64	1,208,732	0.00%	34.58%	to	34.38%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.60%	to	0.75%	11,471	2,573.93	to	251.41	3,400,253	1.59%	30.02%	to	29.83%
2016	0.60%	to	0.75%	12,518	1,979.58	to	193.65	2,917,030	4.97%	-7.26%	to	-7.40%
2015	0.60%	to	0.75%	12,859	2,134.64	to	209.13	3,272,698	0.51%	-9.35%	to	-9.49%
2014	0.60%	to	0.75%	16,106	2,354.80	to	231.05	4,413,108	5.84%	-12.63%	to	-12.76%
2013	0.60%	to	0.75%	17,249	2,695.11	to	264.83	5,387,213	3.07%	13.60%	to	13.43%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2017	0.60%	to	0.75%	16,413	1,321.10	to	131.56	2,457,336	0.63%	27.66%	to	27.47%
2016	0.60%	to	0.75%	17,028	1,034.87	to	103.21	2,058,222	0.58%	5.44%	to	5.28%
2015	0.60%	to	0.75%	16,995			981.45	1,959,063	0.49%	-1.85%	to	-1.97%	****
Value Series - Initial Class (MVFIC)
2017	0.60%	to	0.75%	7,507	3,882.67	to	379.82	3,434,766	1.94%	16.95%	to	16.77%
2016	0.60%	to	0.75%	8,384	3,319.96	to	325.26	3,269,288	2.15%	13.41%	to	13.24%
2015	0.60%	to	0.75%	8,823	2,927.44	to	287.23	3,001,351	2.34%	-1.33%	to	-1.48%
2014	0.60%	to	0.75%	9,638	2,966.91	to	291.54	3,396,481	1.49%	9.85%	to	9.68%
2013	0.60%	to	0.75%	10,879	2,700.90	to	265.80	3,529,385	1.16%	35.07%	to	34.87%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.60%	to	0.75%	4,191	2,131.32	to	210.70	1,745,057	1.34%	26.06%	to	25.87%
2016	0.60%	to	0.75%	4,059	1,690.68	to	167.39	1,287,398	1.18%	3.22%	to	3.07%
2015	0.60%	to	0.75%	3,849	1,637.92	to	162.41	1,301,836	1.81%	5.68%	to	5.53%
2014	0.60%	to	0.75%	3,372	1,549.83	to	153.90	1,210,137	1.73%	0.53%	to	0.38%
2013	0.60%	to	0.75%	3,744	1,541.69	to	153.32	1,208,461	1.30%	26.87%	to	26.68%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.60%	to	0.75%	3,880	1,637.65	to	160.20	941,396	3.07%	5.61%	to	5.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.60%	to	0.75%	3,881	$1,550.67	to	$151.92	$937,308	1.91%	5.48%	to	5.32%
2015	0.60%	to	0.75%	4,002	1,470.14	to	144.25	832,740	3.44%	-1.25%	to	-1.39%
2014	0.60%	to	0.75%	4,066	1,488.68	to	146.29	815,851	2.83%	7.21%	to	7.05%
2013	0.60%	to	0.75%	4,254	1,388.57	to	136.65	634,893	3.56%	-0.91%	to	-1.06%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.60%	to	0.75%	356	2,634.20	to	257.69	166,144	5.47%	9.06%	to	8.89%
2016	0.60%	to	0.75%	401	2,415.47	to	236.65	165,042	5.56%	9.89%	to	9.73%
2015	0.60%	to	0.75%	439	2,197.99	to	215.66	162,885	5.21%	-1.71%	to	-1.85%
2014	0.60%	to	0.75%	571	2,236.16	to	219.74	202,891	5.20%	2.31%	to	2.16%
2013	0.60%	to	0.75%	699	2,185.63	to	215.09	345,980	4.22%	-9.30%	to	-9.43%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.60%	to	0.75%	327	4,094.30	to	400.52	614,455	1.53%	2.49%	to	2.34%
2016	0.60%	to	0.75%	352	3,994.67	to	391.36	635,015	1.38%	6.18%	to	6.02%
2015	0.60%	to	0.75%	430	3,762.33	to	369.15	735,206	1.28%	1.56%	to	1.41%
2014	0.60%	to	0.75%	454	3,704.56	to	364.03	819,649	1.33%	28.95%	to	28.75%
2013	0.60%	to	0.75%	419	2,872.96	to	282.73	576,660	1.20%	1.44%	to	1.29%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.60%	to	0.75%	20,390	2,919.75	to	288.21	6,478,308	1.70%	8.03%	to	7.87%
2016	0.60%	to	0.75%	23,162	2,702.80	to	267.19	6,831,912	2.39%	19.72%	to	19.54%
2015	0.60%	to	0.75%	24,656	2,257.61	to	223.51	6,049,823	2.39%	-4.85%	to	-4.99%
2014	0.60%	to	0.75%	27,671	2,372.63	to	235.26	7,135,110	1.95%	12.44%	to	12.27%
2013	0.60%	to	0.75%	31,874	2,110.10	to	209.54	7,264,042	1.86%	31.11%	to	30.91%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017			0.75%	6,150			192.04	1,181,075	1.11%			14.93%
2016			0.75%	6,430			167.10	1,074,435	1.97%			8.19%
2015			0.75%	6,269			154.45	968,258	1.55%			0.23%
2014			0.75%	5,685			154.10	876,047	0.90%			4.21%
2013			0.75%	3,063			147.88	452,951	1.32%			22.36%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017			0.75%	1,069			127.81	136,632	1.19%			2.44%
2016			0.75%	1,328			124.77	165,688	2.46%			1.89%
2015			0.75%	1,573			122.46	192,624	1.35%			-0.98%
2014			0.75%	1,753			123.66	216,783	1.25%			4.19%
2013			0.75%	2,629			118.69	312,026	1.77%			-3.30%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017			0.75%	8,214			222.79	1,830,007	0.71%			29.99%
2016			0.75%	8,591			171.39	1,472,413	1.48%			-0.56%
2015			0.75%	8,647			172.35	1,490,348	0.67%			5.75%
2014			0.75%	8,722			162.99	1,421,578	0.71%			1.07%
2013			0.75%	9,225			161.25	1,487,574	0.37%			27.68%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017			0.75%	5,969			226.07	1,349,402	0.30%			26.84%
2016			0.75%	5,758			178.22	1,026,219	0.23%			8.25%
2015			0.75%	5,561			164.64	915,567	0.73%			5.63%
2014			0.75%	5,561			155.86	866,752	0.47%			7.26%
2013			0.75%	8,501			145.31	1,235,312	0.30%			28.64%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017			0.75%	4,337			188.39	817,069	1.41%			21.02%
2016			0.75%	4,516			155.68	703,028	1.23%			10.26%
2015			0.75%	4,209			141.19	594,268	0.88%			0.33%
2014			0.75%	4,028			140.72	566,834	0.80%			9.40%
2013			0.75%	3,134			128.63	403,119	1.06%			31.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.60%	to	0.75%	5,765	2,414.14	to	236.16	1,473,450	5.45%	6.12%	to	5.96%
2016	0.60%	to	0.75%	6,088	2,274.92	to	222.88	1,504,093	5.67%	13.48%	to	13.31%
2015	0.60%	to	0.75%	6,490	2,004.77	to	196.70	1,433,095	4.64%	-3.19%	to	-3.33%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.60%	to	0.75%	7,280	$2,070.83	to	$203.49	$1,656,557	4.82%	1.94%	to	1.78%
2013	0.60%	to	0.75%	838	2,031.48	to	199.92	347,405	5.89%	6.43%	to	6.27%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.60%	to	0.75%	7,424	4,182.51	to	409.15	3,522,885	1.34%	40.66%	to	40.45%
2016	0.60%	to	0.75%	8,479	2,973.53	to	291.32	2,865,935	0.82%	7.07%	to	6.91%
2015	0.60%	to	0.75%	8,965	2,777.09	to	272.48	2,875,486	0.82%	-16.50%	to	-16.62%
2014	0.60%	to	0.75%	9,579	3,325.78	to	326.81	3,673,443	1.27%	-6.07%	to	-6.21%
2013	0.60%	to	0.75%	1,626	3,540.75	to	348.45	1,018,024	1.16%	0.14%	to	-0.01%
NVIT International Equity Fund - Class I (GIG)
2017			0.75%	1,343			118.45	159,084	1.77%			26.50%
2016			0.75%	1,253			93.64	117,328	2.19%			0.12%
2015			0.75%	1,205			93.53	112,701	0.54%			-3.78%
2014			0.75%	1,154			97.20	112,173	-1.75%			-2.80%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.65%	to	0.75%	3,253	113.35	to	112.26	367,721	1.56%	26.25%	to	26.13%
2016	0.65%	to	0.75%	3,186	89.78	to	89.01	285,257	1.90%	-0.02%	to	-0.12%
2015	0.65%	to	0.75%	3,416	89.79	to	89.11	306,033	0.27%	-3.85%	to	-3.94%
2014	0.65%	to	0.75%	3,707	93.39	to	92.77	345,354	3.78%	-1.36%	to	-1.46%
2013	0.65%	to	0.75%	3,817	94.68	to	94.14	360,616	0.54%	16.80%	to	16.68%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.60%	to	0.75%	64,215	1,922.60	to	189.49	16,248,415	0.53%	24.11%	to	23.92%
2016	0.60%	to	0.75%	69,314	1,549.12	to	152.91	14,099,547	0.81%	12.92%	to	12.76%
2015	0.60%	to	0.75%	74,953	1,371.82	to	135.61	13,500,441	0.78%	-1.67%	to	-1.82%
2014	0.60%	to	0.75%	81,163	1,395.14	to	138.13	14,685,682	0.88%	5.96%	to	5.80%
2013	0.60%	to	0.75%	90,758	1,316.65	to	130.55	15,460,936	1.03%	42.96%	to	42.75%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.65%	to	0.75%	955	201.44	to	199.50	190,760	0.55%	17.60%	to	17.48%
2016	0.65%	to	0.75%	974	171.29	to	169.82	165,582	0.71%	9.40%	to	9.29%
2015	0.65%	to	0.75%	935	156.58	to	155.38	145,433	0.70%	-1.06%	to	-1.16%
2014	0.65%	to	0.75%	1,398	158.26	to	157.21	220,332	0.90%	9.79%	to	9.68%
2013	0.65%	to	0.75%	1,430	144.15	to	143.33	205,420	0.71%	37.65%	to	37.52%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017			0.75%	2,978			167.66	499,286	1.34%			19.10%
2016			0.75%	3,289			140.77	462,998	2.50%			7.52%
2015			0.75%	3,115			130.93	407,842	2.76%			-2.31%
2014			0.75%	2,572			134.03	344,713	2.42%			3.69%
2013			0.75%	2,160			129.25	279,179	1.30%			28.68%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017			0.75%	114			152.81	17,420	1.73%			11.17%
2016			0.75%	104			137.45	14,295	3.13%			5.49%
2015			0.75%	51			130.29	6,645	1.89%			-1.79%
2014			0.75%	229			132.67	30,382	2.34%			3.68%
2013			0.75%	252			127.96	32,246	1.31%			13.86%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017			0.75%	270			162.36	43,838	1.76%			15.15%
2016			0.75%	279			141.01	39,340	2.78%			6.52%
2015			0.75%	308			132.38	40,772	3.15%			-1.88%
2014			0.75%	319			134.92	43,039	2.66%			3.92%
2013			0.75%	284			129.83	36,871	1.61%			20.54%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017			0.75%	67			135.15	9,055	2.19%			5.56%
2016			0.75%	68			128.03	8,706	2.57%			4.03%
2015			0.75%	71			123.07	8,738	2.16%			-1.39%
2014			0.75%	74			124.80	9,236	2.27%			2.65%
2013			0.75%	76			121.58	9,240	2.82%			4.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017			0.75%	2,338			$157.91	$369,190	1.97%			13.20%
2016			0.75%	2,162			139.49	301,575	2.76%			6.02%
2015			0.75%	2,456			131.56	323,122	2.46%			-1.72%
2014			0.75%	5,651			133.86	756,445	2.54%			3.88%
2013			0.75%	5,457			128.87	703,223	1.67%			17.10%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017			0.75%	1,236			164.75	203,636	1.61%			17.28%
2016			0.75%	1,300			140.48	182,630	2.50%			6.89%
2015			0.75%	1,791			131.43	235,399	2.86%			-2.16%
2014			0.75%	3,021			134.34	405,843	2.27%			3.88%
2013			0.75%	4,001			129.33	517,441	1.87%			23.43%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017			0.75%	27			147.57	3,984	1.38%			9.26%
2016			0.75%	46			135.07	6,213	2.79%			5.21%
2015			0.75%	45			128.38	5,777	2.64%			-1.62%
2014			0.75%	43			130.50	5,611	2.46%			3.39%
2013			0.75%	43			126.21	5,427	0.72%			10.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.65%	to	0.75%	1,800	140.57	to	139.22	251,682	2.68%	3.72%	to	3.62%
2016	0.65%	to	0.75%	2,177	135.52	to	134.36	293,810	2.95%	4.67%	to	4.56%
2015	0.65%	to	0.75%	2,410	129.48	to	128.49	310,952	3.23%	-1.36%	to	-1.46%
2014	0.65%	to	0.75%	1,707	131.27	to	130.40	223,379	2.60%	4.37%	to	4.27%
2013	0.65%	to	0.75%	2,493	125.77	to	125.06	312,761	2.60%	-2.55%	to	-2.64%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017			0.75%	53			148.12	7,850	1.65%			3.17%
2016			0.75%	139			143.57	19,956	3.20%			2.93%
2015			0.75%	110			139.49	15,343	1.82%			-1.06%
2014			0.75%	109			140.98	15,367	2.32%			4.30%
2013			0.75%	124			135.17	16,761	1.35%			-2.51%
NVIT Nationwide Fund - Class IV (TRF4)
2017	0.00%	to	0.75%	53,998	18,791.13	to	614.36	119,428,087	1.03%	20.54%	to	19.64%
2016	0.00%	to	0.75%	58,148	15,589.22	to	513.50	105,888,697	1.43%	11.40%	to	10.57%
2015	0.00%	to	0.75%	63,363	13,994.27	to	464.42	104,294,518	1.22%	0.87%	to	0.11%
2014	0.00%	to	0.75%	69,074	13,873.91	to	463.89	110,907,436	1.16%	12.23%	to	11.39%
2013	0.00%	to	0.75%	75,252	12,361.79	to	416.45	106,519,061	1.33%	31.00%	to	30.03%
NVIT Government Bond Fund - Class I (GBF)
2017			0.75%	3,372			144.15	486,064	2.14%			1.32%
2016			0.75%	3,259			142.26	463,639	1.84%			-0.01%
2015			0.75%	3,351			142.28	476,770	1.69%			-0.86%
2014			0.75%	3,547			143.50	509,009	1.99%			3.79%
2013			0.75%	3,590			138.27	496,379	1.83%			-4.77%
NVIT Government Bond Fund - Class IV (GBF4)
2017	0.00%	to	0.75%	24,214	7,059.44	to	293.60	11,630,219	2.09%	2.08%	to	1.32%
2016	0.00%	to	0.75%	25,298	6,915.28	to	289.77	12,108,128	1.88%	0.74%	to	-0.01%
2015	0.00%	to	0.75%	27,051	6,864.25	to	289.79	13,150,592	1.69%	-0.11%	to	-0.86%
2014	0.00%	to	0.75%	30,776	6,871.82	to	292.29	14,814,759	1.97%	4.58%	to	3.80%
2013	0.00%	to	0.75%	33,377	6,571.04	to	281.60	15,632,469	1.93%	-4.13%	to	-4.85%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.60%	to	0.75%	18,739	3,143.31	to	304.96	5,787,934	1.60%	17.72%	to	17.55%
2016	0.60%	to	0.75%	19,381	2,670.10	to	259.44	5,090,393	1.76%	8.81%	to	8.65%
2015	0.60%	to	0.75%	19,726	2,453.81	to	238.78	4,768,671	1.50%	-1.59%	to	-1.74%
2014	0.60%	to	0.75%	19,107	2,493.47	to	243.00	4,704,068	1.65%	4.36%	to	4.20%
2013	0.60%	to	0.75%	20,608	2,389.35	to	233.21	4,863,570	1.61%	26.49%	to	26.30%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017			0.75%	114			184.92	21,081	1.91%			10.30%
2016			0.75%	112			167.65	18,777	1.86%			5.51%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015			0.75%	115			$158.90	$18,273	1.48%			-0.92%
2014			0.75%	155			160.37	24,857	2.06%			3.80%
2013			0.75%	113			154.49	17,458	1.56%			12.58%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017			0.75%	63			220.39	13,884	1.71%			13.95%
2016			0.75%	63			193.40	12,184	1.91%			6.94%
2015			0.75%	60			180.86	10,852	1.59%			-1.27%
2014			0.75%	57			183.19	10,442	1.78%			4.43%
2013			0.75%	45			175.43	7,894	1.79%			18.60%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.60%	to	0.75%	6,500	1,662.13	to	164.12	1,144,413	1.80%	5.05%	to	4.90%
2016	0.60%	to	0.75%	7,526	1,582.20	to	156.46	1,251,820	2.03%	3.64%	to	3.49%
2015	0.60%	to	0.75%	7,367	1,526.60	to	151.19	1,202,723	1.66%	-0.33%	to	-0.48%
2014	0.60%	to	0.75%	9,031	1,531.74	to	151.93	1,454,217	1.60%	3.27%	to	3.11%
2013	0.60%	to	0.75%	13,089	1,483.25	to	147.34	1,945,534	1.49%	4.20%	to	4.05%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	to	0.75%	99,549	4,374.97	to	236.94	39,686,197	1.75%	12.93%	to	12.09%
2016	0.00%	to	0.75%	106,593	3,874.19	to	211.40	37,884,122	1.85%	7.14%	to	6.34%
2015	0.00%	to	0.75%	117,503	3,615.92	to	198.79	38,728,513	1.57%	-0.33%	to	-1.08%
2014	0.00%	to	0.75%	126,560	3,628.06	to	200.95	41,975,373	1.67%	5.18%	to	4.40%
2013	0.00%	to	0.75%	142,974	3,449.34	to	192.49	44,081,150	1.66%	16.63%	to	15.76%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.60%	to	0.75%	77,030	2,852.85	to	277.66	22,267,908	1.62%	15.98%	to	15.81%
2016	0.60%	to	0.75%	81,799	2,459.73	to	239.76	20,845,469	1.64%	7.83%	to	7.67%
2015	0.60%	to	0.75%	100,406	2,281.04	to	222.67	23,563,170	1.45%	-1.32%	to	-1.47%
2014	0.60%	to	0.75%	107,649	2,311.63	to	226.00	25,611,709	1.62%	4.33%	to	4.17%
2013	0.60%	to	0.75%	115,628	2,215.71	to	216.94	27,519,559	1.74%	21.65%	to	21.46%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.60%	to	0.75%	12,941	2,037.81	to	200.58	3,012,508	1.85%	8.56%	to	8.40%
2016	0.60%	to	0.75%	13,356	1,877.14	to	185.05	2,866,534	1.92%	5.07%	to	4.92%
2015	0.60%	to	0.75%	14,360	1,786.52	to	176.38	2,914,558	1.68%	-0.63%	to	-0.78%
2014	0.60%	to	0.75%	15,002	1,797.82	to	177.76	3,061,629	1.83%	4.11%	to	3.96%
2013	0.60%	to	0.75%	15,416	1,726.80	to	170.99	2,916,599	1.65%	9.83%	to	9.67%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.60%	to	0.75%	10,315	4,597.81	to	449.78	5,471,968	1.11%	15.09%	to	14.92%
2016	0.60%	to	0.75%	10,592	3,995.04	to	391.40	4,669,181	1.24%	19.57%	to	19.39%
2015	0.60%	to	0.75%	11,296	3,341.14	to	327.82	4,233,961	1.07%	-3.12%	to	-3.26%
2014	0.60%	to	0.75%	11,949	3,448.64	to	338.88	4,615,290	1.05%	8.77%	to	8.60%
2013	0.60%	to	0.75%	13,022	3,170.70	to	312.04	4,646,912	1.12%	32.25%	to	32.05%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)2017
	0.65%	to	0.75%	11,863	117.16	to	116.73	1,386,994	1.22%	24.96%	to	24.84%
2016	0.65%	to	0.75%	13,348	93.76	to	93.51	1,249,589	1.46%	-2.75%	to	-2.85%
2015	0.65%	to	0.75%	14,057	96.41	to	96.25	1,353,995	0.70%	-1.14%	to	-1.23%
2014	0.65%	to	0.75%	15,969	97.52	to	97.45	1,556,623	-1.06%	-2.48%	to	-2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.60%	to	0.75%	106,689	1,093.37	to	108.73	14,984,860	2.71%	22.19%	to	22.01%
2016	0.60%	to	0.75%	115,368	894.80	to	89.12	13,148,600	3.08%	4.60%	to	4.44%
2015	0.60%	to	0.75%	119,597	855.47	to	85.33	12,970,690	1.20%	-5.69%	to	-5.83%
2014	0.60%	to	0.75%	130,618	907.05	to	90.61	15,013,634	-1.78%	-9.29%	to	-9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2017	0.60%	to	0.75%	10,371	3,644.05	to	350.38	8,179,475	2.66%	22.16%	to	21.98%
2016	0.60%	to	0.75%	11,848	2,983.02	to	287.25	7,450,607	2.96%	4.57%	to	4.42%
2015	0.60%	to	0.75%	13,765	2,852.60	to	275.11	8,203,465	1.13%	-5.66%	to	-5.80%
2014	0.60%	to	0.75%	15,761	3,023.63	to	292.04	9,653,266	4.21%	-10.00%	to	-10.14%
2013	0.60%	to	0.75%	18,063	3,359.76	to	324.99	11,982,767	2.23%	20.73%	to	20.55%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.60%	to	0.75%	22,190	$2,435.64	to	$205.30	$4,739,017	0.36%	29.43%	to	29.23%
2016	0.60%	to	0.75%	24,147	1,881.87	to	158.86	4,008,742	0.85%	1.58%	to	1.43%
2015	0.60%	to	0.75%	24,894	1,852.60	to	156.62	4,091,107	0.46%	2.82%	to	2.66%
2014	0.60%	to	0.75%	27,472	1,801.86	to	152.56	4,376,302	0.48%	9.78%	to	9.61%
2013	0.60%	to	0.75%	31,854	1,641.41	to	139.19	4,611,613	0.76%	33.93%	to	33.73%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.60%	to	0.75%	14,334	2,152.53	to	182.78	3,193,250	1.62%	13.85%	to	13.68%
2016	0.60%	to	0.75%	17,149	1,890.61	to	160.78	2,921,537	1.76%	15.66%	to	15.48%
2015	0.60%	to	0.75%	19,696	1,634.68	to	139.23	2,934,052	1.15%	-3.73%	to	-3.87%
2014	0.60%	to	0.75%	29,349	1,698.03	to	144.84	4,451,301	1.48%	9.86%	to	9.69%
2013	0.60%	to	0.75%	23,337	1,545.67	to	132.04	3,336,876	1.35%	34.63%	to	34.43%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.60%	to	0.75%	173,895	3,227.39	to	203.32	54,864,593	0.00%	26.98%	to	26.79%
2016	0.60%	to	0.75%	190,376	2,541.74	to	160.36	47,110,732	0.00%	5.83%	to	5.67%
2015	0.60%	to	0.75%	205,320	2,401.72	to	151.76	48,093,936	0.00%	-0.78%	to	-0.93%
2014	0.60%	to	0.75%	226,323	2,420.65	to	153.18	52,708,245	0.00%	3.41%	to	3.26%
2013	0.60%	to	0.75%	247,024	2,340.76	to	148.35	55,320,207	0.00%	38.11%	to	37.91%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.65%	to	0.75%	21,929	232.36	to	230.13	5,062,727	1.11%	13.10%	to	12.99%
2016	0.65%	to	0.75%	23,616	205.44	to	203.67	4,823,739	1.29%	16.83%	to	16.72%
2015	0.65%	to	0.75%	31,711	175.84	to	174.50	5,545,642	1.13%	-3.51%	to	-3.61%
2014	0.65%	to	0.75%	35,262	182.25	to	181.04	6,395,581	1.36%	16.26%	to	16.15%
2013	0.65%	to	0.75%	39,246	156.76	to	155.87	6,127,545	1.19%	34.80%	to	34.66%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.60%	to	0.75%	6,123	3,135.92	to	306.77	2,137,528	0.00%	24.18%	to	23.99%
2016	0.60%	to	0.75%	6,681	2,525.31	to	247.41	1,857,568	0.00%	7.66%	to	7.50%
2015	0.60%	to	0.75%	7,170	2,345.67	to	230.15	1,850,452	0.00%	0.15%	to	0.00%
2014	0.60%	to	0.75%	9,191	2,342.07	to	230.14	2,323,780	0.00%	2.20%	to	2.04%
2013	0.60%	to	0.75%	8,713	2,291.73	to	225.53	2,173,172	0.00%	43.43%	to	43.21%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2017	0.60%	to	0.75%	42,537	3,719.85	to	361.17	20,410,261	0.50%	8.42%	to	8.25%
2016	0.60%	to	0.75%	45,570	3,431.12	to	333.64	20,310,052	0.65%	25.28%	to	25.09%
2015	0.60%	to	0.75%	50,530	2,738.83	to	266.72	17,873,418	0.67%	-6.66%	to	-6.80%
2014	0.60%	to	0.75%	55,642	2,934.22	to	286.18	21,052,039	0.52%	6.38%	to	6.22%
2013	0.60%	to	0.75%	63,460	2,758.18	to	269.41	22,500,901	0.83%	39.56%	to	39.35%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2017	0.60%	to	0.75%	40,496	3,472.60	to	337.17	18,638,782	0.00%	12.82%	to	12.66%
2016	0.60%	to	0.75%	43,285	3,077.90	to	299.29	17,735,234	0.33%	22.06%	to	21.87%
2015	0.60%	to	0.75%	47,932	2,521.70	to	245.58	16,031,794	0.38%	-2.22%	to	-2.37%
2014	0.60%	to	0.75%	51,975	2,578.99	to	251.53	17,547,815	0.17%	0.21%	to	0.06%
2013	0.60%	to	0.75%	57,570	2,573.49	to	251.37	19,300,812	0.15%	40.11%	to	39.90%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.60%	to	0.75%	6,570	1,805.61	to	176.63	1,373,831	4.71%	5.70%	to	5.54%
2016	0.60%	to	0.75%	6,781	1,708.29	to	167.36	1,371,937	3.18%	8.00%	to	7.84%
2015	0.60%	to	0.75%	7,379	1,581.77	to	155.20	1,394,431	1.82%	-3.47%	to	-3.62%
2014	0.60%	to	0.75%	8,671	1,638.65	to	161.02	1,706,653	3.05%	3.26%	to	3.11%
2013	0.60%	to	0.75%	8,969	1,586.88	to	156.17	1,742,473	3.39%	-1.72%	to	-1.86%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2017	0.60%	to	0.75%	147,729	7,741.47	to	746.31	154,723,953	1.74%	20.81%	to	20.63%
2016	0.60%	to	0.75%	157,892	6,408.14	to	618.70	137,249,218	1.82%	10.93%	to	10.76%
2015	0.60%	to	0.75%	173,137	5,776.91	to	558.59	134,486,016	1.80%	0.57%	to	0.42%
2014	0.60%	to	0.75%	187,921	5,744.26	to	556.26	144,610,186	1.81%	12.61%	to	12.44%
2013	0.60%	to	0.75%	204,323	5,100.92	to	494.71	138,451,521	1.86%	31.29%	to	31.09%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.65%	to	0.75%	6,943	112.13	to	111.05	773,678	1.40%	0.92%	to	0.82%
2016	0.65%	to	0.75%	8,761	111.10	to	110.15	969,069	1.52%	1.83%	to	1.73%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.65%	to	0.75%	10,283	$109.11	to	$108.27	$1,117,311	1.64%	-0.99%	to	-1.09%
2014	0.65%	to	0.75%	10,096	110.20	to	109.46	1,108,216	0.89%	-0.16%	to	-0.26%
2013	0.65%	to	0.75%	12,037	110.37	to	109.74	1,324,588	1.03%	-0.54%	to	-0.64%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.60%	to	0.75%	303,489	3,227.97	to	318.63	129,444,477	0.48%	26.55%	to	26.36%
2016	0.60%	to	0.75%	336,505	2,550.69	to	252.15	112,751,979	0.78%	3.01%	to	2.86%
2015	0.60%	to	0.75%	297,322	2,476.06	to	245.14	96,730,912	0.62%	4.46%	to	4.31%
2014	0.60%	to	0.75%	329,574	2,370.25	to	235.02	102,822,228	0.71%	8.15%	to	7.99%
2013	0.60%	to	0.75%	369,714	2,191.65	to	217.64	106,409,853	0.78%	35.89%	to	35.68%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.60%	to	0.75%	1,497	1,417.28	to	141.19	319,753	2.05%	21.99%	to	21.80%
2016	0.60%	to	0.75%	1,475	1,161.84	to	146.88	255,527	2.06%	0.51%	to	0.36%
2015	0.60%	to	0.75%	1,552	1,155.92	to	146.35	274,940	2.05%	-4.48%	to	-4.62%
2014	0.60%	to	0.75%	1,332	1,210.10	to	153.44	244,224	3.57%	-8.70%	to	-8.83%
2013	0.60%	to	0.75%	1,204	1,325.36	to	168.31	198,796	1.96%	19.38%	to	19.20%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2017	0.60%	to	0.75%	41,090	2,954.45	to	286.86	16,675,652	3.07%	17.28%	to	17.11%
2016	0.60%	to	0.75%	44,926	2,519.07	to	244.95	15,420,627	2.71%	17.19%	to	17.01%
2015	0.60%	to	0.75%	49,380	2,149.64	to	209.34	14,551,912	1.55%	-6.86%	to	-7.00%
2014	0.60%	to	0.75%	54,234	2,307.85	to	225.09	17,157,897	1.70%	8.56%	to	8.39%
2013	0.60%	to	0.75%	59,533	2,125.97	to	207.66	17,230,712	0.00%	34.83%	to	34.63%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.65%	to	0.75%	25,775	160.05	to	158.51	4,096,469	2.17%	5.81%	to	5.70%
2016	0.65%	to	0.75%	28,267	151.26	to	149.95	4,249,736	2.09%	6.65%	to	6.55%
2015	0.65%	to	0.75%	28,235	141.82	to	140.74	3,982,391	2.65%	-5.97%	to	-6.06%
2014	0.65%	to	0.75%	28,457	150.83	to	149.83	4,271,963	3.05%	28.05%	to	27.92%
2013	0.65%	to	0.75%	30,682	117.79	to	117.12	3,598,835	1.47%	2.38%	to	2.28%
NVIT Money Market Fund - Class IV (SAM4)
2017	0.00%	to	0.75%	110,726	3,311.48	to	158.55	24,643,118	0.41%	0.42%	to	-0.33%
2016	0.00%	to	0.75%	132,010	3,297.58	to	159.07	29,579,931	0.01%	0.01%	to	-0.74%
2015	0.00%	to	0.75%	127,112	3,297.33	to	160.26	28,267,743	0.00%	0.00%	to	-0.75%
2014	0.00%	to	0.75%	133,947	3,297.33	to	161.47	29,701,311	0.00%	0.00%	to	-0.75%
2013	0.00%	to	0.75%	150,332	3,297.33	to	162.69	33,501,766	0.00%	0.00%	to	-0.75%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.60%	to	0.75%	27,849	1,806.70	to	174.37	6,542,074	1.39%	0.29%	to	0.14%
2016	0.60%	to	0.75%	29,493	1,801.49	to	174.13	7,215,219	1.19%	0.62%	to	0.46%
2015	0.60%	to	0.75%	30,470	1,790.47	to	173.32	7,465,305	1.45%	-0.42%	to	-0.56%
2014	0.60%	to	0.75%	34,028	1,797.94	to	174.31	8,361,845	1.70%	0.01%	to	-0.14%
2013	0.60%	to	0.75%	35,948	1,797.79	to	174.55	8,865,858	2.16%	0.01%	to	-0.13%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.60%	to	0.75%	106	4,318.96	to	422.50	177,265	0.00%	24.54%	to	24.36%
2016	0.60%	to	0.75%	152	3,467.89	to	339.75	161,127	0.00%	3.77%	to	3.62%
2015	0.60%	to	0.75%	196	3,341.83	to	327.89	202,580	0.00%	0.67%	to	0.52%
2014	0.60%	to	0.75%	179	3,319.61	to	326.20	229,015	0.00%	6.94%	to	6.78%
2013	0.60%	to	0.75%	545	3,104.25	to	305.50	303,634	0.00%	31.82%	to	31.62%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.60%	to	0.75%	3,988	1,229.57	to	122.56	609,770	0.00%	23.82%	to	23.63%
2016	0.60%	to	0.75%	4,464	993.04	to	99.13	525,829	0.00%	3.54%	to	3.39%
2015	0.60%	to	0.75%	5,007	959.08	to	95.89	565,579	0.00%	-4.09%	to	-4.11%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.60%	to	0.75%	1,677	2,515.79	to	244.27	2,926,479	0.58%	12.68%	to	12.52%
2016	0.60%	to	0.75%	1,830	2,232.59	to	217.09	2,894,700	0.77%	26.61%	to	26.42%
2015	0.60%	to	0.75%	2,301	1,763.41	to	171.73	2,593,260	0.76%	-12.33%	to	-12.46%
2014	0.60%	to	0.75%	2,406	2,011.47	to	196.18	3,193,130	0.70%	9.20%	to	9.03%
2013	0.60%	to	0.75%	3,218	1,842.09	to	179.93	3,359,651	1.19%	30.35%	to	30.16%
Socially Responsive Portfolio - I Class Shares (AMSRS)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.60%	to	0.75%	1,875	$3,472.41	to	$339.69	$857,206	0.53%	17.72%	to	17.55%
2016	0.60%	to	0.75%	2,032	2,949.65	to	288.98	782,357	0.70%	9.21%	to	9.04%
2015	0.60%	to	0.75%	2,100	2,700.99	to	265.02	749,653	0.56%	-1.06%	to	-1.21%
2014	0.60%	to	0.75%	2,232	2,729.90	to	268.25	813,207	0.38%	9.72%	to	9.56%
2013	0.60%	to	0.75%	2,349	2,488.03	to	244.85	782,015	0.70%	36.78%	to	36.58%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.60%	to	0.75%	34,901	3,462.88	to	338.24	12,469,250	0.93%	35.85%	to	35.65%
2016	0.60%	to	0.75%	37,992	2,549.06	to	249.36	10,093,141	1.06%	-0.52%	to	-0.66%
2015	0.60%	to	0.75%	39,023	2,562.25	to	251.02	10,512,968	1.31%	3.32%	to	3.17%
2014	0.60%	to	0.75%	42,745	2,479.86	to	243.32	11,115,715	1.51%	1.68%	to	1.53%
2013	0.60%	to	0.75%	2,406	2,438.88	to	239.66	1,141,093	1.39%	26.55%	to	26.36%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.60%	to	0.75%	11,885	2,778.05	to	271.35	3,485,426	1.05%	16.21%	to	16.04%
2016	0.60%	to	0.75%	16,317	2,390.51	to	233.85	4,058,172	0.99%	10.95%	to	10.79%
2015	0.60%	to	0.75%	17,033	2,154.56	to	211.08	3,815,710	0.82%	2.71%	to	2.56%
2014	0.60%	to	0.75%	11,667	2,097.71	to	205.82	2,624,144	0.81%	10.04%	to	9.88%
2013	0.60%	to	0.75%	12,146	1,906.30	to	187.32	2,488,123	1.10%	30.99%	to	30.79%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.60%	to	0.75%	4,177	4,604.80	to	450.46	2,003,916	0.74%	13.48%	to	13.31%
2016	0.60%	to	0.75%	2,838	4,057.98	to	397.57	1,241,947	0.52%	17.35%	to	17.17%
2015	0.60%	to	0.75%	3,100	3,458.06	to	339.30	1,161,152	0.84%	-6.46%	to	-6.60%
2014	0.60%	to	0.75%	3,566	3,696.96	to	363.28	1,489,317	0.87%	11.26%	to	11.10%
2013	0.60%	to	0.75%	3,875	3,322.69	to	326.99	1,390,815	0.93%	40.17%	to	39.96%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.60%	to	0.75%	4,203	1,121.50	to	111.28	497,635	2.29%	5.64%	to	5.48%
2016	0.60%	to	0.75%	4,311	1,061.64	to	105.50	485,883	4.97%	5.90%	to	5.74%
2015	0.60%	to	0.75%	4,481	1,002.52	to	99.77	492,523	5.86%	-2.85%	to	-2.99%
2014	0.60%	to	0.75%	4,241	1,031.88	to	102.85	485,673	4.01%	2.22%	to	2.07%
2013	0.60%	to	0.75%	5,045	1,009.43	to	100.76	554,909	4.96%	-0.73%	to	-0.88%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017			0.75%	825			128.28	105,830	1.43%			10.02%
2016			0.75%	1,079			116.60	125,812	1.21%			2.24%
2015			0.75%	1,064			114.05	121,350	1.47%			-7.78%
2014			0.75%	1,585			123.67	196,019	2.09%			-0.35%
2013			0.75%	1,694			124.11	210,238	1.79%			-7.17%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017			0.75%	5,200			121.09	629,657	1.29%			0.60%
2016			0.75%	2,881			120.37	346,790	1.48%			0.65%
2015			0.75%	2,303			119.60	275,431	3.23%			-0.44%
2014			0.75%	3,142			120.13	377,446	1.12%			0.09%
2013			0.75%	4,193			120.02	503,237	1.45%			-0.88%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.60%	to	0.75%	3,308	1,177.36	to	116.56	693,970	2.03%	4.29%	to	4.14%
2016	0.60%	to	0.75%	4,127	1,128.89	to	111.93	778,862	2.09%	2.07%	to	1.92%
2015	0.60%	to	0.75%	4,391	1,105.98	to	109.82	792,645	4.79%	-0.17%	to	-0.32%
2014	0.60%	to	0.75%	4,885	1,107.83	to	110.17	980,569	2.17%	3.65%	to	3.49%
2013	0.60%	to	0.75%	5,114	1,068.87	to	106.46	1,039,886	2.20%	-2.54%	to	-2.69%
VT Equity Income Fund: Class IB (PVEIB)
2017	0.60%	to	0.75%	3,062	1,131.72	to	113.06	401,281	0.00%	13.17%	to	13.06%
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.60%	to	0.75%	2,598	1,319.05	to	131.68	420,661	0.10%	30.12%	to	29.93%
2016	0.60%	to	0.75%	3,009	1,013.70	to	101.35	367,024	0.00%	1.37%	to	1.35%	*	***
VT International Equity Fund: Class IB (PVTIGB)
2017	0.60%	to	0.75%	155	2,430.11	to	237.72	89,777	2.18%	25.82%	to	25.64%
2016	0.60%	to	0.75%	164	1,931.34	to	189.22	74,830	3.63%	-3.04%	to	-3.18%
2015	0.60%	to	0.75%	172	1,991.80	to	195.43	71,589	1.81%	-0.46%	to	-0.61%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.60%	to	0.75%	183	$2,000.97	to	$196.63	$75,922	0.92%	-7.34%	to	-7.47%
2013	0.60%	to	0.75%	200	2,159.37	to	212.51	85,585	1.81%	27.30%	to	27.11%
Health Sciences Portfolio - II (TRHS2)
2017	0.65%	to	0.75%	7,932	369.49	to	366.68	2,919,886	0.00%	26.48%	to	26.36%
2016	0.65%	to	0.75%	7,679	292.13	to	290.19	2,236,468	0.00%	-11.29%	to	-11.38%
2015	0.65%	to	0.75%	8,786	329.32	to	327.46	2,886,811	0.00%	11.74%	to	11.63%
2014	0.65%	to	0.75%	5,939	294.71	to	293.34	1,747,073	0.00%	30.37%	to	30.24%
2013	0.65%	to	0.75%	4,669	226.05	to	225.23	1,053,813	0.00%	49.54%	to	49.39%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.60%	to	0.75%	9,985	2,501.56	to	241.44	3,604,666	2.33%	11.57%	to	11.41%
2016	0.60%	to	0.75%	11,036	2,242.05	to	216.71	3,594,285	0.00%	5.79%	to	5.63%
2015	0.60%	to	0.75%	12,101	2,119.39	to	205.16	3,821,264	6.87%	-13.61%	to	-13.74%
2014	0.60%	to	0.75%	13,872	2,453.20	to	237.83	5,095,906	5.20%	1.57%	to	1.42%
2013	0.60%	to	0.75%	15,275	2,415.21	to	234.50	5,773,885	2.35%	-9.71%	to	-9.85%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.60%	to	0.75%	35,218	4,261.44	to	412.52	22,137,728	0.43%	50.13%	to	49.91%
2016	0.60%	to	0.75%	39,108	2,838.44	to	275.18	16,372,640	0.47%	-0.49%	to	-0.64%
2015	0.60%	to	0.75%	42,148	2,852.55	to	276.96	17,670,341	0.55%	-14.51%	to	-14.63%
2014	0.60%	to	0.75%	44,943	3,336.58	to	324.44	22,191,119	0.52%	-1.01%	to	-1.16%
2013	0.60%	to	0.75%	49,935	3,370.63	to	328.25	24,844,261	1.54%	11.35%	to	11.18%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.60%	to	0.75%	10,706	3,625.47	to	349.90	5,747,374	0.00%	-2.28%	to	-2.43%
2016	0.60%	to	0.75%	12,527	3,710.23	to	358.62	6,855,551	0.40%	42.85%	to	42.64%
2015	0.60%	to	0.75%	14,384	2,597.25	to	251.42	5,475,675	0.03%	-33.84%	to	-33.94%
2014	0.60%	to	0.75%	15,713	3,926.00	to	380.61	9,164,631	0.09%	-19.59%	to	-19.71%
2013	0.60%	to	0.75%	18,454	4,882.31	to	474.04	13,429,427	0.72%	9.87%	to	9.71%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2017			0.95%	9,953			355.56	3,538,895	2.48%			17.13%
2016			0.95%	10,245			303.55	3,109,893	2.64%			13.98%
2015			0.95%	10,788			266.31	2,872,976	2.95%			-0.10%
2014			0.95%	12,593			266.59	3,357,109	2.29%			10.35%
2013			0.95%	11,279			241.57	2,724,702	2.38%			28.82%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2017			0.95%	7,192			233.05	1,676,093	4.35%			6.00%
2016			0.95%	7,093			219.87	1,559,511	5.72%			10.30%
2015			0.95%	7,669			199.33	1,528,645	4.92%			-2.51%
2014			0.95%	7,529			204.46	1,539,356	5.05%			3.42%
2013			0.95%	7,587			197.70	1,499,948	5.08%			3.36%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2017			0.95%	13,965			433.22	6,049,879	1.19%			17.96%
2016			0.95%	14,682			367.27	5,392,193	1.39%			10.07%
2015			0.95%	15,345			333.68	5,120,259	1.19%			-2.37%
2014			0.95%	15,447			341.77	5,279,253	0.93%			12.52%
2013			0.95%	16,254			303.74	4,936,969	1.06%			33.65%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2017			0.95%	9,399			158.47	1,489,497	2.36%			2.51%
2016			0.95%	9,071			154.60	1,402,380	2.32%			1.50%
2015			0.95%	9,218			152.31	1,403,979	2.24%			-0.61%
2014			0.95%	9,123			153.25	1,398,107	2.43%			4.89%
2013			0.95%	9,053			146.11	1,322,691	2.48%			-3.21%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017			0.75%	1,449			168.72	244,479	1.58%			17.39%
2016			0.75%	1,577			143.73	226,657	0.58%			-3.29%
2015			0.75%	1,822			148.62	270,790	0.35%			-9.03%
2014			0.75%	1,849			163.38	302,085	0.47%			-5.97%
2013			0.75%	2,170			173.76	377,049	1.34%			24.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.60%	to	0.75%	1,133	$1,988.92	to	$193.69	$820,850	0.00%	28.36%	to	28.17%
2016	0.60%	to	0.75%	1,181	1,549.49	to	151.12	701,465	0.00%	7.00%	to	6.84%
2015	0.60%	to	0.75%	4,903	1,448.08	to	141.44	1,227,904	0.00%	-2.05%	to	-2.20%
2014	0.60%	to	0.75%	4,867	1,478.42	to	144.62	1,428,128	0.00%	-0.25%	to	-0.40%
2013	0.60%	to	0.75%	4,876	1,482.06	to	145.20	1,515,294	0.01%	42.94%	to	42.73%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.60%	to	0.75%	345	2,988.70	to	291.05	448,410	0.66%	19.72%	to	19.54%
2016	0.60%	to	0.75%	399	2,496.42	to	243.48	426,076	2.01%	11.56%	to	11.39%
2015	0.60%	to	0.75%	440	2,237.75	to	218.57	409,364	0.13%	-3.66%	to	-3.81%
2014	0.60%	to	0.75%	515	2,322.86	to	227.23	466,994	0.06%	9.76%	to	9.60%
2013	0.60%	to	0.75%	563	2,116.25	to	207.33	464,362	0.20%	29.90%	to	29.70%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017			0.75%	383			313.34	120,011	0.00%			24.92%
2016			0.75%	569			250.83	142,725	0.00%			6.94%
2015			0.75%	686			234.55	160,900	0.00%			-3.61%
2014			0.75%	592			243.33	144,050	0.00%			-2.61%
2013			0.75%	727			249.85	181,641	0.00%			49.11%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.65%	to	0.75%	48,475	214.97	to	212.90	10,338,914	1.36%	26.51%	to	26.39%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.65%	to	0.75%	10,439	180.72	to	179.16	1,876,328	1.80%	-1.61%	to	-1.71%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.60%	to	0.75%	1,372	2,408.61	to	235.97	381,778	1.61%	14.33%	to	14.16%
2015	0.60%	to	0.75%	1,485	2,106.70	to	206.70	312,052	1.89%	-8.08%	to	-8.22%
2014	0.60%	to	0.75%	1,605	2,291.90	to	225.21	369,116	1.15%	10.07%	to	9.91%
2013	0.60%	to	0.75%	1,319	2,082.21	to	204.92	276,203	1.66%	34.87%	to	34.66%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.60%	to	0.75%	1,427	2,350.24	to	230.60	402,544	1.18%	-6.67%	to	-6.81%
2014	0.60%	to	0.75%	1,835	2,518.32	to	247.46	535,231	0.70%	9.06%	to	8.90%
2013	0.60%	to	0.75%	2,616	2,309.01	to	227.24	935,631	0.75%	42.87%	to	42.65%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.65%	to	0.75%	33,559	147.60	to	146.47	4,936,446	5.62%	0.52%	to	0.42%
2013	0.65%	to	0.75%	35,737	146.83	to	145.86	5,231,796	5.84%	5.28%	to	5.18%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.60%	to	0.75%	13,892	747.75	to	213.96	3,098,961	1.15%	0.15%	to	0.00%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.60%	to	0.75%	105,266	1,664.79	to	163.84	20,499,435	1.30%	-8.65%	to	-8.78%
2013	0.60%	to	0.75%	110,788	1,822.36	to	179.61	23,651,848	1.38%	29.67%	to	29.48%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.75%	18,885			162.14	3,062,099	1.27%			-8.86%
2013			0.75%	18,085			177.91	3,217,547	1.33%			29.33%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.65%	to	0.75%	14,305	117.27	to	116.60	1,671,671	1.23%	20.56%	to	20.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.60%	to	0.75%	96,918	1,370.49	to	135.08	16,825,777	2.29%	20.70%	to	20.51%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	0.60%	to	0.75%	77,243	1,948.28	to	189.73	20,102,350	0.35%	3.99%	to	3.84%
2014	0.60%	to	0.75%	84,350	1,873.44	to	182.72	21,217,632	0.34%	10.66%	to	10.49%
2013	0.60%	to	0.75%	92,231	1,692.98	to	165.37	20,986,918	0.67%	28.97%	to	28.77%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.60%	to	0.75%	2,344	2,067.10	to	203.12	576,655	0.00%	2.85%	to	2.70%
2013	0.60%	to	0.75%	2,351	2,009.78	to	197.79	551,794	0.00%	44.96%	to	44.74%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.60%	to	0.75%	3,375	2,501.78	to	245.84	1,118,050	0.53%	10.79%	to	10.62%
2013	0.60%	to	0.75%	3,336	2,258.21	to	222.24	1,010,629	0.62%	29.51%	to	29.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2013			0.75%	18			$150.96	$2,717	1.44%			16.95%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	0.75%	13,746	195.67	to	193.98	2,675,560	4.78%	0.98%	to	0.88%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.65%	to	0.75%	8,986	172.06	to	170.58	1,538,147	5.82%	6.24%	to	6.14%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.75%	966			112.91	109,068	0.55%			16.93%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013			0.75%	1			176.85	177	0.00%			29.20%

2017	Contract Owners’ Equity:								$1,262,756,595
2016	Contract Owners’ Equity:								$1,138,068,106
2015	Contract Owners’ Equity:								$1,139,725,754
2014	Contract Owners’ Equity:								$1,244,185,302
2013	Contract Owners’ Equity:								$1,278,124,928
*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.